UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22714

Eaton Vance Series Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

January 31, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance Emerging Markets Debt Opportunities Fund

Class A EADOX

Semi-Annual Shareholder Report January 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Emerging Markets Debt Opportunities Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$4,634,198,147
# of Portfolio Holdings (including derivatives)	873
Portfolio Turnover Rate	54%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Sovereign Loans	1.7%
Credit Linked Notes	2.3%
Senior Floating-Rate Loans	3.5%
Short-Term Investments	19.1%
Foreign Corporate Bonds	22.1%
Sovereign Government Bonds	50.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	11.7%
Kazakhstan	8.3%
Nigeria	7.3%
India	4.7%
Uzbekistan	4.5%
Turkey	4.3%
Hungary	3.6%
Armenia	2.7%
Taiwan	2.5%
Other	16.8%
Total Long Exposure	66.4%
Euro	(4.8)%
Other	(0.4)%
Total Short Exposure	(5.2)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report January 31, 2026

EADOX-TSR-SAR

Eaton Vance Emerging Markets Debt Opportunities Fund

Class I EIDOX

Semi-Annual Shareholder Report January 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Emerging Markets Debt Opportunities Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.88%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$4,634,198,147
# of Portfolio Holdings (including derivatives)	873
Portfolio Turnover Rate	54%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Sovereign Loans	1.7%
Credit Linked Notes	2.3%
Senior Floating-Rate Loans	3.5%
Short-Term Investments	19.1%
Foreign Corporate Bonds	22.1%
Sovereign Government Bonds	50.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	11.7%
Kazakhstan	8.3%
Nigeria	7.3%
India	4.7%
Uzbekistan	4.5%
Turkey	4.3%
Hungary	3.6%
Armenia	2.7%
Taiwan	2.5%
Other	16.8%
Total Long Exposure	66.4%
Euro	(4.8)%
Other	(0.4)%
Total Short Exposure	(5.2)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report January 31, 2026

EIDOX-TSR-SAR

Eaton Vance Emerging Markets Debt Opportunities Fund

Class R6 EELDX

Semi-Annual Shareholder Report January 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Emerging Markets Debt Opportunities Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$43	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$4,634,198,147
# of Portfolio Holdings (including derivatives)	873
Portfolio Turnover Rate	54%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Sovereign Loans	1.7%
Credit Linked Notes	2.3%
Senior Floating-Rate Loans	3.5%
Short-Term Investments	19.1%
Foreign Corporate Bonds	22.1%
Sovereign Government Bonds	50.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	11.7%
Kazakhstan	8.3%
Nigeria	7.3%
India	4.7%
Uzbekistan	4.5%
Turkey	4.3%
Hungary	3.6%
Armenia	2.7%
Taiwan	2.5%
Other	16.8%
Total Long Exposure	66.4%
Euro	(4.8)%
Other	(0.4)%
Total Short Exposure	(5.2)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report January 31, 2026

EELDX-TSR-SAR

(b)	Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Emerging Markets Debt Opportunities Fund
Semi-Annual Financial Statements and
Additional Information
January 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information January 31, 2026
Eaton Vance
Emerging Markets Debt Opportunities Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 0.0%†
Security	Shares	Value
China — 0.0%†
Shimao Group Holdings Ltd.(1)	1,790,794	$ 52,366
Times China Holdings Ltd.(1)	4,693,488	56,197
Total Common Stocks (identified cost $959,659)		$ 108,563

Convertible Bonds — 0.3%
Security	Principal Amount (000's omitted)		Value
China — 0.3%
Alibaba Group Holding Ltd.:
0.00%, 9/15/32(2)	USD	2,510	$ 2,814,376
0.50%, 6/1/31	USD	3,714	6,516,173
H World Group Ltd., 3.00%, 5/1/26	USD	2,310	2,956,800
Sunac China Holdings Ltd.:
0.00%, 6/23/26(3)	USD	6,208	1,053,334
0.00%, 6/23/28(3)	USD	4,587	1,123,302
Times China Holdings Ltd.:
0.00%, 3/30/27(3)	USD	8,303	69,908
0.00%, 3/30/27(3)	USD	1,655	16,545
Total Convertible Bonds (identified cost $12,460,877)			$ 14,550,438

Credit Linked Notes — 2.3%
Security	Principal Amount (000's omitted)		Value
Egypt — 2.1%
Absa Bank Ltd. (Arab Republic of Egypt):
0.00%, 2/19/26(4)	EGP	436,175	$ 9,244,656
0.00%, 3/12/26(4)	EGP	102,931	2,145,353
0.00%, 4/23/26(4)	EGP	457,475	9,287,325
0.00%, 5/7/26(4)	EGP	516,325	10,393,350
0.00%, 7/9/26(4)	EGP	530,000	10,245,768
0.00%, 7/9/26(4)	EGP	1,398,500	27,035,296
0.00%, 8/20/26(4)	EGP	479,300	9,059,945
0.00%, 10/22/26(4)	EGP	564,225	10,311,789
0.00%, 11/5/26(4)	EGP	564,725	10,247,909
			$ 97,971,391
Security	Principal Amount (000's omitted)		Value
South Africa — 0.2%
Absa Bank Ltd. (United Republic of Tanzania):
13.50%, 8/2/35(5)	TZS	11,984,000	$ 5,289,047
13.75%, 9/27/50(5)	TZS	4,076,500	1,665,247
			$ 6,954,294
Total Credit Linked Notes (identified cost $103,758,920)			$ 104,925,685

Foreign Corporate Bonds — 21.3%
Security	Principal Amount (000's omitted)		Value
Angola — 0.6%
Azule Energy Finance PLC:
8.125%, 1/23/30(2)	USD	5,639	$ 5,711,001
8.125%, 1/23/30(3)	USD	18,045	18,275,408
8.625%, 1/22/33(3)	USD	4,128	4,129,749
			$ 28,116,158
Argentina — 1.1%
Banco Macro SA, 8.00%, 6/23/29(3)	USD	10,654	$ 11,000,255
Empresa Distribuidora de Electricidad de Mendoza SA, 9.75% to 7/28/29, 7/28/31(3)(6)	USD	14,150	13,451,697
Generacion Mediterranea SA/Central Termica Roca SA:
11.00%, 11/1/31(2)	USD	344	257,917
11.00%, 11/1/31(3)	USD	7,801	5,848,500
IRSA Inversiones y Representaciones SA, 8.00%, 3/31/35(3)	USD	7,939	8,063,642
Vista Energy Argentina SAU, 8.50%, 6/10/33(3)	USD	6,922	7,216,185
YPF SA, 8.25%, 1/17/34(3)	USD	3,558	3,631,162
			$ 49,469,358
Armenia — 0.2%
Ardshinbank CJSC Via Dilijan Finance BV, 6.60%, 1/22/31(2)	USD	8,863	$ 8,954,950
			$ 8,954,950
Brazil — 4.6%
Azul Secured Finance LLP, 9.875%, 2/15/31(3)(7)	USD	9,530	$ 9,637,212
Braskem Netherlands Finance BV:
4.50%, 1/10/28(2)	USD	2,826	1,288,232
4.50%, 1/31/30(2)	USD	24,079	10,406,944
7.25%, 2/13/33(2)	USD	3,996	1,623,375

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Brazil (continued)
Braskem Netherlands Finance BV: (continued)
12.06% to 10/24/30, 1/23/81(2)(8)	USD	14,046	$ 3,442,675
Constellation Oil Services Holding SA:
9.375%, 11/7/29(2)	USD	6,444	6,743,002
9.375%, 11/7/29(3)	USD	10,473	10,958,947
Eldorado International. Finance GmbH, 8.50%, 12/1/32(3)	USD	15,726	16,350,375
FS Luxembourg SARL, 8.125%, 2/11/36(3)(7)	USD	14,292	14,003,288
Gol Finance, Inc., 14.375%, 6/6/30(3)	USD	21,078	21,842,077
Oceanica Lux:
13.00%, 10/2/29(2)	USD	7,352	7,646,080
13.00%, 10/2/29(3)	USD	12,330	12,823,200
OHI Group SA, 13.00%, 7/22/29(3)	USD	30,429	31,037,070
OI SA, 10.00%, (10.00% cash or 7.50% cash and 6.00% PIK), 6/30/27(3)(9)	USD	7,899	3,890,082
Raizen Fuels Finance SA:
6.25%, 7/8/32(3)	USD	4,439	3,723,211
6.45%, 3/5/34(2)	USD	680	558,025
6.70%, 2/25/37(2)	USD	7,166	5,844,769
Samarco Mineracao SA, 9.00%, (4.00% cash and 5.00% PIK), 6/30/31(2)	USD	35,646	35,808,133
Unigel Luxembourg SA:
13.50%, (13.50% cash or 15.00% PIK), 12/31/27(3)(9)	USD	50	28,610
13.50%, (13.50% cash or 15.00% PIK), 12/31/27(2)(9)	USD	698	401,620
Vale SA, Series A6, 0.00%(10)(11)	BRL	92,625	7,348,016
Yinson Boronia Production BV:
8.947%, 7/31/42(3)	USD	3,198	3,555,950
8.947%, 7/31/42(2)	USD	3,385	3,763,344
			$ 212,724,237
Cameroon — 0.3%
Golar LNG Ltd., 7.75%, 9/19/29(2)(3)	USD	12,800	$ 12,854,903
			$ 12,854,903
Canada — 0.2%
Polaris Renewable Energy, Inc., 9.50%, 12/3/29	USD	7,125	$ 7,410,000
			$ 7,410,000
China — 0.4%
China Oil & Gas Group Ltd., 4.70%, 6/30/26(2)	USD	4,281	$ 4,273,494
KWG Group Holdings Ltd., 7.875%, 8/30/24(12)	USD	5,749	315,785
Longfor Group Holdings Ltd.:
3.375%, 4/13/27(2)	USD	2,869	2,740,186
3.95%, 9/16/29(2)	USD	10,192	8,513,406
Security	Principal Amount (000's omitted)		Value
China (continued)
Longfor Group Holdings Ltd.: (continued)
4.50%, 1/16/28(2)	USD	1,590	$ 1,476,592
Shimao Group Holdings Ltd.:
2.00%, (2.00% cash or 3.00% PIK), 7/21/32(3)(9)	USD	1,727	51,438
2.00%, (2.00% cash or 3.00% PIK), 7/21/33(3)(9)	USD	2,590	71,235
2.00%, (2.00% cash or 3.00% PIK), 1/21/34(3)(9)	USD	2,590	58,283
5.00%, (5.00% cash or 6.00% PIK), 7/21/31(3)(9)	USD	9,574	359,029
Times China Holdings Ltd.:
4.00%, 3/30/29(3)(9)	USD	1,832	29,767
4.20%, 9/30/32(3)(9)	USD	6,793	101,896
Yanlord Land HK Co. Ltd., 5.125%, 5/20/26(2)	USD	1,200	1,201,370
			$ 19,192,481
Colombia — 0.6%
ABRA Global Finance, 14.00%, (6.00% cash and 8.00% PIK), 10/22/29(3)	USD	13,008	$ 13,577,447
Banco de Occidente SA, 10.875% to 5/13/29, 8/13/34(2)(8)	USD	13,226	15,044,575
			$ 28,622,022
Georgia — 1.0%
Bank of Georgia JSC:
9.50% to 7/16/29(3)(8)(10)	USD	205	$ 215,824
9.50% to 7/16/29(2)(8)(10)	USD	15,456	16,272,098
TBC Bank Group PLC, 22.00%, 6/5/28(3)	UZS	123,490,000	10,151,806
TBC Bank JSC:
8.894% to 11/6/26(2)(8)(10)	USD	7,668	7,730,191
10.25% to 7/30/29(2)(8)(10)	USD	12,916	13,911,074
			$ 48,280,993
Ghana — 0.1%
Tullow Oil PLC, 10.25%, 5/15/26(2)	USD	5,754	$ 4,459,350
			$ 4,459,350
Guatemala — 0.1%
Industrial Subordinated Trust, 6.55% to 1/15/31, 4/15/36(3)(8)	USD	3,730	$ 3,787,815
			$ 3,787,815
Guyana — 0.1%
Secure International Finance Co., Inc.:
10.00%, 6/3/29(3)	USD	2,899	$ 2,913,317

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Guyana (continued)
Secure International Finance Co., Inc.: (continued)
10.00%, 6/3/29(2)	USD	3,176	$ 3,192,235
			$ 6,105,552
Hungary — 0.1%
MBH Bank Nyrt, 6.875% to 5/8/30, 11/8/35(2)(8)	EUR	1,479	$ 1,863,628
OTP Bank Nyrt, 7.30% to 1/30/30, 7/30/35(2)(8)	USD	4,945	5,210,674
			$ 7,074,302
India — 0.9%
Greenko Wind Projects Mauritius Ltd., 7.25%, 9/27/28(3)	USD	1,000	$ 1,022,958
Porteast Investment Pvt Ltd., 0.00%, 5/29/28	INR	1,970,000	29,095,500
Vedanta Resources Finance II PLC:
9.475%, 7/24/30(3)	USD	5,175	5,463,059
10.25%, 6/3/28(3)	USD	6,750	7,009,716
			$ 42,591,233
Indonesia — 0.1%
Nickel Industries Ltd., 9.00%, 9/30/30(3)	USD	1,440	$ 1,512,949
Pakuwon Jati Tbk. PT, 4.875%, 4/29/28(2)	USD	3,004	2,942,174
			$ 4,455,123
Jamaica — 0.5%
Digicel International Finance Ltd./Difl U.S. LLC, 8.625%, 8/1/32(3)	USD	9,060	$ 9,425,942
NCB Financial Group Ltd., 11.00%, 7/31/30(3)	USD	14,450	15,014,273
			$ 24,440,215
Kazakhstan — 1.0%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(3)	KZT	7,365,500	$ 14,085,894
ForteBank JSC:
7.75%, 2/4/30(3)	USD	3,641	3,773,979
7.75%, 2/4/30(2)	USD	14,694	15,230,662
9.75% to 11/3/30(2)(8)(10)	USD	11,828	11,905,592
			$ 44,996,127
Luxembourg — 0.1%
FORESEA Holding SA, 7.50%, 6/15/30(2)	USD	5,650	$ 5,613,773
			$ 5,613,773
Security	Principal Amount (000's omitted)		Value
Mexico — 1.2%
Alpha Holding SA de CV:
9.00%, 2/10/25(2)(12)	USD	8,785	$ 65,890
10.00%, 12/19/22(2)(12)	USD	5,495	41,209
Banco Mercantil del Norte SA/Grand Cayman, 8.375% to 5/20/31(3)(8)(10)	USD	7,185	7,617,896
Braskem Idesa SAPI, 6.99%, 2/20/32(2)(12)	USD	7,229	4,749,634
Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB:
11.00% to 9/12/27, (11.00% cash and 2.00% PIK), 9/12/30(2)(9)	USD	15,545	4,313,724
11.00% to 9/12/27, (11.00% cash and 2.00% PIK), 9/12/31(3)(9)	USD	584	162,060
Grupo Aeromexico SAB de CV:
8.625%, 11/15/31(2)	USD	764	790,740
8.625%, 11/15/31(3)	USD	25,442	26,332,470
Total Play Telecomunicaciones SA de CV, 11.125%, 12/31/32(3)	USD	10,204	9,821,013
			$ 53,894,636
Mongolia — 0.4%
Golomt Bank, 11.00%, 5/20/27(2)	USD	3,845	$ 4,003,257
Mongolian Mining Corp., 8.44%, 4/3/30(2)	USD	4,235	4,381,412
State Bank JSC, 8.90%, 9/25/28(2)	USD	9,180	9,219,561
			$ 17,604,230
Pakistan — 0.4%
Veon Midco BV, 3.375%, 11/25/27(2)	USD	19,217	$ 18,408,198
			$ 18,408,198
Panama — 0.1%
Banco Latinoamericano de Comercio Exterior SA, 7.50% to 9/17/32(3)(8)(10)	USD	3,675	$ 3,780,068
			$ 3,780,068
Paraguay — 0.0%†
Frigorifico Concepcion SA:
7.70%, 7/21/28(2)	USD	135	$ 75,202
7.70%, 7/21/28(3)	USD	1,797	1,001,021
			$ 1,076,223
Peru — 0.7%
Auna SA, 10.00%, 12/18/29(3)	USD	14,521	$ 15,443,852
Banco de Credito del Peru SA, 5.65% to 10/15/31, 1/15/37(3)(8)	USD	3,364	3,401,509

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Peru (continued)
Integratel Peru SAA, 7.375%, 4/10/27(2)(12)	PEN	25,500	$ 2,800,036
Petroleos del Peru SA, 5.625%, 6/19/47(2)	USD	14,185	9,534,093
			$ 31,179,490
Russia — 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd., 6.00% to 12/20/26(2)(8)(10)(12)(13)	USD	4,509	$ 0
			$ 0
Saudi Arabia — 0.6%
Riyad Sukuk Ltd., 6.209% to 7/14/30, 7/14/35(2)(8)	USD	9,250	$ 9,411,826
Saudi Awwal Bank, 5.947% to 9/4/30, 9/4/35(2)(8)	USD	9,420	9,532,614
SNB Funding Ltd., 6.00% to 6/24/30, 6/24/35(2)(8)	USD	9,220	9,444,753
			$ 28,389,193
Supranational — 0.3%
Asian Development Bank, 14.50%, 6/26/28	UZS	59,548,400	$ 4,997,921
European Bank for Reconstruction & Development:
17.20%, 4/9/26(2)	USD	6,300	6,553,304
17.35%, 3/1/27(2)	USD	1,394	1,435,008
			$ 12,986,233
Togo — 0.3%
Ecobank Transnational, Inc.:
10.125%, 10/15/29(2)	USD	6,621	$ 7,151,176
10.125%, 10/15/29(3)	USD	7,744	8,364,101
			$ 15,515,277
Tunisia — 0.0%†
Tunisian Republic, 3.28%, 8/9/27	JPY	400,000	$ 2,478,102
			$ 2,478,102
Turkey — 0.5%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(2)	USD	7,671	$ 7,791,566
Limak Yenilenebilir Enerji AS, 9.625%, 8/12/30(3)	USD	10,572	10,510,527
WE Soda Investments Holding PLC, 9.50%, 10/6/28(2)	USD	3,885	4,017,157
			$ 22,319,250
Ukraine — 0.5%
Kernel Holding SA, 6.75%, 10/27/27(2)	USD	14,759	$ 14,529,385
MHP Lux SA:
6.25%, 9/19/29(3)	USD	624	568,138
Security	Principal Amount (000's omitted)		Value
Ukraine (continued)
MHP Lux SA: (continued)
6.25%, 9/19/29(2)	USD	4,584	$ 4,173,627
10.50%, 7/28/29(2)	USD	4,200	4,324,433
			$ 23,595,583
United Arab Emirates — 0.1%
Ittihad International II Ltd., 7.375%, 11/13/30(3)	USD	3,750	$ 3,912,587
			$ 3,912,587
United Kingdom — 0.4%
Avianca Midco 2 PLC:
9.00%, 12/1/28(3)	USD	10,221	$ 10,438,206
9.50%, 1/28/31(3)	USD	2,532	2,588,970
9.625%, 2/14/30(3)	USD	4,974	5,100,041
			$ 18,127,217
Uzbekistan — 2.5%
Ipoteka-Bank ATIB:
17.50%, 10/9/28(2)	UZS	57,080,000	$ 4,732,710
20.50%, 4/25/27(2)	UZS	261,810,000	22,451,299
JSCB Agrobank, 20.75%, 9/15/28	UZS	439,480,000	36,793,611
Uzbek Industrial & Construction Bank ATB:
9.45% to 10/23/30(2)(8)(10)	USD	10,080	10,479,213
19.95%, 4/25/28(2)	UZS	169,270,000	14,788,766
21.00%, 7/24/27(2)	UZS	317,410,000	27,917,478
			$ 117,163,077
Venezuela — 1.3%
Petroleos de Venezuela SA:
5.375%, 4/12/27(2)(12)	USD	18,718	$ 5,474,986
6.00%, 10/28/22(2)(12)	USD	30,832	8,410,878
6.00%, 5/16/24(2)(12)	USD	13,062	3,990,370
6.00%, 11/15/26(2)(12)	USD	9,958	3,012,283
8.50%, 10/20/27	USD	149	169,290
8.50%, 10/20/27	USD	17,323	19,748,220
9.00%, 11/17/21(2)(12)	USD	13,866	4,991,742
9.75%, 5/17/35(2)(12)	USD	16,890	6,291,350
12.75%, 2/17/22(2)(12)	USD	17,548	6,790,883
			$ 58,880,002
Total Foreign Corporate Bonds (identified cost $980,852,825)			$ 988,457,958

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Loan Participation Notes — 0.2%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.2%
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(2)(13)(14)	UZS	98,848,575	$ 8,107,482
Total Loan Participation Notes (identified cost $8,437,805)			$ 8,107,482

Senior Floating-Rate Loans — 3.4%(15)
Borrower/Description	Principal Amount (000's omitted)	Value
Argentina — 1.0%
Provincia De Neuquen:
Term Loan, 11.089%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	$1,904	$ 1,923,053
Term Loan, 11.089%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	1,544	1,559,737
Term Loan, 11.089%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	1,848	1,866,117
VMOS SA:
Term Loan, 9.075% - 9.12%, (6 mo. USD Term SOFR + 5.50%), 7/8/30	16,460	16,525,840
Term Loan, 7/8/30(16)	23,700	23,794,800
		$ 45,669,547
Jamaica — 0.1%
Digicel International Finance Ltd., Term Loan, 9.023%, (3 mo. USD Term SOFR + 5.25%), 8/6/32	$6,709	$ 6,742,451
		$ 6,742,451
Luxembourg — 0.1%
Zacapa SARL, Term Loan, 7.422%, (3 mo. USD Term SOFR + 3.75%), 3/22/29	$2,310	$ 2,307,376
		$ 2,307,376
Paraguay — 0.2%
Frigorifico Concepcion SA, Term Loan, 9.631%, (3 mo. USD Term SOFR + 5.50%), 12/8/26	$8,349	$ 8,474,118
		$ 8,474,118
Borrower/Description	Principal Amount (000's omitted)	Value
Puerto Rico — 0.3%
Coral-US Co-Borrower LLC, Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 1/31/32	$15,834	$ 15,458,989
		$ 15,458,989
Suriname — 1.2%
Staatsolie Maatschappij Suriname NV:
Revolving Loan, 4/26/32(16)	$51,184	$ 51,184,303
Term Loan, 9.167% - 9.168%, (3 mo. USD Term SOFR + 5.50%), 5/24/32	3,816	3,827,907
		$ 55,012,210
Tanzania — 0.5%
HTA Group Ltd.:
Term Loan, 7.86%, (3 mo. USD Term SOFR + 4.31%), 9/13/28	$10,645	$ 10,645,000
Term Loan, 7.92%, (3 mo. USD Term SOFR + 4.31%), 9/13/28	1,740	1,740,000
PIH Communication LLC, Term Loan, 7.195%, (3 mo. USD Term SOFR + 3.50%), 12/12/29	12,114	12,114,462
		$ 24,499,462
Total Senior Floating-Rate Loans (identified cost $157,731,492)		$ 158,164,153

Sovereign Government Bonds — 48.8%
Security	Principal Amount (000's omitted)		Value
Albania — 1.7%
Albania Government International Bonds, 4.75%, 2/14/35(2)	EUR	18,048	$ 21,795,985
Albanian Government Bonds:
3.70%, 1/10/28	ALL	57,700	711,398
3.90%, 1/22/30	ALL	224,100	2,773,907
4.05%, 2/7/32	ALL	370,100	4,618,713
4.30%, 7/10/27	ALL	615,000	7,628,196
4.70%, 2/23/27	ALL	141,600	1,757,802
4.95%, 7/22/29	ALL	1,882,900	24,220,579
5.25%, 1/26/29	ALL	883,700	11,446,558
5.25%, 1/23/35	ALL	153,200	2,047,896
5.59%, 2/19/40	ALL	136,100	1,839,572
6.13%, 7/25/34	ALL	60,800	811,524
			$ 79,652,130

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Angola — 1.6%
Angola Government International Bonds:
9.125%, 11/26/49(2)	USD	8,479	$ 7,357,782
9.244%, 1/15/31(2)	USD	14,343	14,450,906
9.375%, 5/8/48(2)	USD	13,545	12,087,815
9.875%, 10/15/35(2)	USD	38,244	38,533,164
			$ 72,429,667
Argentina — 0.4%
Provincia de Cordoba:
8.60%, 2/3/35(3)(7)	USD	2,925	$ 2,870,664
9.75%, 7/2/32(3)	USD	11,302	11,824,717
9.75%, 7/2/32(2)	USD	4,736	4,955,040
			$ 19,650,421
Armenia — 2.6%
Republic of Armenia Treasury Bonds:
8.60%, 4/29/30	AMD	3,145,403	$ 8,548,273
9.00%, 4/29/26	AMD	376,680	999,411
9.00%, 10/29/35	AMD	20,634,001	56,958,631
9.25%, 4/29/28	AMD	2,997,750	8,199,277
9.60%, 10/29/33	AMD	12,810,466	36,607,517
9.75%, 10/29/50	AMD	884,427	2,561,470
9.75%, 10/29/52	AMD	953,900	2,750,877
12.50%, 10/29/37	AMD	1,047,550	3,595,356
			$ 120,220,812
Benin — 0.8%
Benin Government International Bonds:
4.875%, 1/19/32(2)	EUR	4,000	$ 4,653,451
4.95%, 1/22/35(2)	EUR	12,092	13,521,282
6.875%, 1/19/52(2)	EUR	10,123	11,094,693
7.96%, 2/13/38(2)	USD	1,122	1,173,050
Benin Sukuk SA, 6.20%, 1/29/33(3)	USD	4,800	4,779,238
			$ 35,221,714
Bolivia — 0.0%†
Bolivia Government International Bonds, 4.50%, 3/20/28(2)	USD	1,077	$ 1,021,459
			$ 1,021,459
Bosnia and Herzegovina — 0.0%†
Republic of Srpska Treasury Bonds, 1.50%, 9/25/26	BAM	42	$ 25,325
			$ 25,325
Security	Principal Amount (000's omitted)		Value
Brazil — 1.7%
Brazil Notas do Tesouro Nacional, 6.00%, 5/15/35(17)	BRL	96,711	$ 77,616,739
			$ 77,616,739
Congo — 1.0%
Congolese International Bonds, 9.875%, 11/7/32(2)	USD	52,034	$ 48,554,034
			$ 48,554,034
Ecuador — 0.0%†
Ecuador Government International Bonds, 0.00%, 7/31/30(2)	USD	188	$ 158,544
			$ 158,544
Egypt — 5.5%
Egypt Government Bonds:
19.98%, 5/20/30	EGP	5,497,418	$ 121,037,310
24.458%, 10/1/27	EGP	5,642,300	123,108,983
25.318%, 8/13/27	EGP	527,707	11,586,357
Egypt Government International Bonds, 8.75%, 9/30/51(2)	USD	1,352	1,322,917
			$ 257,055,567
Ethiopia — 1.3%
Ethiopia Government International Bonds:
6.625%, 12/11/24(2)(12)	USD	57,704	$ 61,218,173
6.625%, 12/11/24(3)(12)	USD	244	258,860
			$ 61,477,033
Gabon — 0.3%
Gabon Government International Bonds:
6.625%, 2/6/31(2)	USD	6,254	$ 5,346,629
7.00%, 11/24/31(2)	USD	2,645	2,220,846
9.50%, 2/18/29(2)	USD	7,052	6,655,103
			$ 14,222,578
Georgia — 0.3%
Georgia Government International Bonds, 5.125%, 1/28/31(2)	USD	15,998	$ 15,787,279
			$ 15,787,279
Ghana — 0.1%
Ghana Cocoa Bonds:
13.00%, 8/30/27	GHS	3,408	$ 313,904
13.00%, 8/28/28	GHS	11,360	1,016,261

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Ghana (continued)
Republic of Ghana Government Bonds:
8.80% (5.00% cash and 3.80% PIK), 2/12/30	GHS	12,939	$ 982,849
9.85% (5.00% cash and 4.85% PIK), 2/3/37	GHS	8,403	544,598
10.00% (5.00% cash and 5.00% PIK), 2/2/38	GHS	11,100	711,161
			$ 3,568,773
Hungary — 0.4%
Hungary Government Bonds:
3.00%, 10/27/38	HUF	5,063,750	$ 10,784,654
3.00%, 4/25/41	HUF	2,014,650	4,011,785
4.00%, 4/28/51	HUF	1,068,510	2,114,190
			$ 16,910,629
India — 2.4%
India Government Bonds:
7.09%, 8/5/54	INR	1,858,500	$ 19,470,413
7.24%, 8/18/55	INR	6,949,020	74,882,088
7.30%, 6/19/53	INR	1,457,000	15,712,538
			$ 110,065,039
Israel — 0.0%†
Israel Government International Bonds, 5.75%, 3/12/54	USD	2,218	$ 2,131,399
			$ 2,131,399
Jordan — 0.0%†
Jordan Government International Bonds, 7.375%, 10/10/47(2)	USD	2,127	$ 2,108,089
			$ 2,108,089
Kazakhstan — 2.3%
Kazakhstan Government Bonds:
5.00%, 4/18/28	KZT	5,192,543	$ 8,226,946
5.50%, 9/20/28	KZT	71,033	109,626
5.50%, 4/24/32	KZT	3,697,769	4,459,676
7.22%, 12/10/28	KZT	2,465,180	3,915,205
7.68%, 8/13/29	KZT	3,204,733	4,943,641
8.44%, 5/10/31	KZT	1,355,849	1,993,213
8.66%, 4/4/33	KZT	7,655,649	10,696,444
10.55%, 7/28/29	KZT	3,752,504	6,332,601
10.69%, 8/23/33	KZT	2,457,862	3,805,867
14.00%, 5/12/31	KZT	8,993,587	16,564,345
14.00%, 5/19/32	KZT	106,550	196,204
14.00%, 2/13/35	KZT	10,523,951	19,104,449
Security	Principal Amount (000's omitted)		Value
Kazakhstan (continued)
Kazakhstan Government Bonds: (continued)
14.45%, 6/5/33	KZT	1,223,368	$ 2,281,957
14.50%, 3/6/34	KZT	493,036	920,282
14.60%, 3/6/32	KZT	249,018	470,131
16.95%, 10/9/30	KZT	11,536,713	23,438,550
			$ 107,459,137
Lebanon — 1.2%
Lebanon Government International Bonds:
5.80%, 4/14/20(2)(12)	USD	24,947	$ 7,309,783
6.00%, 1/27/23(2)(12)	USD	5,972	1,754,051
6.10%, 10/4/22(2)(12)	USD	26,815	7,858,136
6.15%, 6/19/20(2)(12)	USD	5,638	1,648,410
6.20%, 2/26/25(2)(12)	USD	3,285	968,726
6.25%, 5/27/22(2)(12)	USD	3,024	882,101
6.25%, 11/4/24(2)(12)	USD	3,480	1,021,458
6.25%, 6/12/25(2)(12)	USD	1,812	533,634
6.375%, 3/9/20(2)(12)	USD	598	175,834
6.40%, 5/26/23(2)(12)	USD	35,906	10,564,443
6.60%, 11/27/26(2)(12)	USD	4,324	1,268,742
6.65%, 4/22/24(2)(12)	USD	8,572	2,504,631
6.65%, 11/3/28(2)(12)	USD	2,950	871,684
6.65%, 2/26/30(2)(12)	USD	1,103	325,407
6.75%, 11/29/27(2)(12)	USD	5,627	1,664,354
6.85%, 3/23/27(2)(12)	USD	1,245	365,446
6.85%, 5/25/29(2)(12)	USD	19,479	5,778,699
7.00%, 12/3/24(2)(12)	USD	1,894	558,257
7.00%, 3/20/28(2)(12)	USD	10,018	2,959,067
7.00%, 4/22/31(2)(12)	USD	10,594	3,106,083
7.00%, 3/23/32(2)(12)	USD	2,014	603,797
7.05%, 11/2/35(2)(12)	USD	2,207	656,582
7.25%, 3/23/37(2)(12)	USD	6,348	1,895,041
8.20%, 5/17/33(2)(12)	USD	2,206	654,588
8.25%, 4/12/21(2)(12)	USD	1,109	331,314
			$ 56,260,268
Mexico — 2.8%
Mexican Bonos, 7.75%, 11/23/34	MXN	2,390,730	$ 129,229,102
			$ 129,229,102
Mongolia — 0.4%
Mongolia Government International Bonds:
6.625%, 2/25/30(3)(18)	USD	2,000	$ 2,083,481
6.625%, 2/25/30(2)	USD	16,771	17,471,024

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Mongolia (continued)
Mongolia Government International Bonds: (continued)
7.875%, 6/5/29(2)	USD	1,100	$ 1,185,430
			$ 20,739,935
Montenegro — 0.7%
Montenegro Government International Bonds, 4.875%, 4/1/32(2)(18)	EUR	28,410	$ 34,662,942
			$ 34,662,942
Nigeria — 0.7%
Nigeria Government Bonds:
17.95%, 6/25/32	NGN	40,226,364	$ 29,631,250
19.00%, 2/21/34	NGN	4,329,000	3,390,171
			$ 33,021,421
Paraguay — 1.2%
Paraguay Government International Bonds:
7.90%, 2/9/31(3)	PYG	119,332,000	$ 17,497,716
7.90%, 2/9/31(2)	PYG	110,445,000	16,194,610
8.50%, 3/4/35(3)	PYG	107,193,000	15,858,825
8.50%, 3/4/35(2)	PYG	32,073,000	4,745,087
			$ 54,296,238
Peru — 1.0%
Peru Government Bonds:
5.40%, 8/12/34	PEN	10,996	$ 3,268,761
6.85%, 8/12/35(2)(3)	PEN	35,131	11,237,804
7.60%, 8/12/39(2)(3)	PEN	90,000	29,427,581
			$ 43,934,146
Poland — 2.2%
Republic of Poland Government Bonds, 2.00%, 8/25/36(17)	PLN	391,449	$ 102,101,403
			$ 102,101,403
Romania — 3.0%
Romania Government International Bonds:
1.75%, 7/13/30(2)	EUR	2,362	$ 2,571,001
2.00%, 4/14/33(2)	EUR	1,891	1,873,843
2.625%, 12/2/40(2)	EUR	4,254	3,504,122
2.75%, 4/14/41(2)	EUR	4,957	4,109,895
2.875%, 4/13/42(2)	EUR	2,775	2,278,707
3.375%, 1/28/50(2)	EUR	1,181	949,945
3.75%, 2/7/34(2)	EUR	96	105,002
Security	Principal Amount (000's omitted)		Value
Romania (continued)
Romania Government International Bonds: (continued)
3.875%, 10/29/35(2)	EUR	4,659	$ 4,984,609
4.625%, 4/3/49(2)	EUR	15,877	15,706,208
5.125%, 6/15/48(2)	USD	1,152	966,584
5.625%, 2/22/36(2)	EUR	4,733	5,739,572
5.625%, 5/30/37(2)	EUR	4,216	5,046,723
5.75%, 3/24/35(2)	USD	3,494	3,473,604
5.875%, 7/11/32(2)	EUR	4,610	5,850,664
6.00%, 5/25/34(2)	USD	1,152	1,174,965
6.00%, 9/24/44(2)	EUR	9,953	11,928,427
6.125%, 10/7/37(2)	EUR	16,950	20,943,769
6.25%, 9/10/34(2)	EUR	3,130	4,004,930
6.50%, 10/7/45(2)	EUR	11,950	14,803,825
6.75%, 7/11/39(2)	EUR	12,029	15,376,629
7.50%, 2/10/37(2)	USD	8,280	9,222,727
7.625%, 1/17/53(2)	USD	2,306	2,572,335
			$ 137,188,086
Serbia — 0.7%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	138,250	$ 1,373,689
7.00%, 10/26/31	RSD	2,603,740	29,221,463
			$ 30,595,152
South Africa — 1.0%
Republic of South Africa Government Bonds:
8.75%, 1/31/44	ZAR	534,345	$ 32,588,311
8.75%, 2/28/48	ZAR	203,359	12,439,757
			$ 45,028,068
Sri Lanka — 1.5%
Sri Lanka Government Bonds:
9.00%, 6/1/33	LKR	270,000	$ 804,627
9.00%, 11/1/33	LKR	1,271,000	3,768,168
9.75%, 7/1/30	LKR	4,717,000	15,315,604
10.25%, 9/15/34	LKR	2,519,000	7,868,420
10.35%, 10/15/29	LKR	614,000	2,034,046
11.00%, 10/15/28	LKR	3,737,400	12,608,080
11.00%, 9/15/29	LKR	215,000	725,381
11.00%, 12/15/29	LKR	3,834,000	12,957,681
11.00%, 5/15/30	LKR	309,000	1,045,979
11.00%, 10/15/30	LKR	1,296,000	4,392,883
11.25%, 3/15/31	LKR	423,000	1,439,825

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Sri Lanka (continued)
Sri Lanka Government Bonds: (continued)
11.50%, 12/15/32	LKR	1,444,000	$ 4,937,556
			$ 67,898,250
Suriname — 1.2%
Suriname Government International Bonds:
7.70%, 11/6/30(3)	USD	10,980	$ 11,378,025
8.50%, 11/6/35(3)	USD	42,338	45,670,424
			$ 57,048,449
Tajikistan — 0.0%†
Republic of Tajikistan International Bonds, 7.125%, 9/14/27(2)	USD	377	$ 380,598
			$ 380,598
Tunisia — 0.1%
Tunisian Republic:
3.50%, 2/3/33	JPY	600,000	$ 3,210,645
4.30%, 8/2/30	JPY	40,000	234,002
			$ 3,444,647
Turkey — 1.4%
Turkiye Government Bonds:
26.20%, 10/5/33	TRY	1,556,525	$ 33,633,858
27.70%, 9/27/34	TRY	1,069,174	24,598,846
38.39%, 6/16/27(19)	TRY	318,914	7,551,718
			$ 65,784,422
Uganda — 3.1%
Republic of Uganda Government Bonds:
14.25%, 6/22/34	UGX	837,900	$ 222,318
14.375%, 2/3/33	UGX	7,478,200	2,018,724
15.00%, 6/18/43	UGX	41,497,900	10,907,823
15.80%, 6/23/39	UGX	335,866,000	93,772,869
16.25%, 11/8/35	UGX	119,420,400	34,692,061
			$ 141,613,795
Ukraine — 1.2%
Ukraine Government International Bonds:
0.00% to 2/1/27, 2/1/36(2)(6)	USD	2,992	$ 1,699,142
4.00% to 2/1/27, 2/1/32(2)(6)	USD	26,492	21,151,404
4.50% to 2/1/27, 2/1/29(2)(6)	USD	2,211	1,726,531
4.50% to 2/1/27, 2/1/34(2)(6)	USD	19,741	12,478,849
4.50% to 2/1/27, 2/1/35(2)(6)	USD	22,997	14,326,036
Security	Principal Amount (000's omitted)		Value
Ukraine (continued)
Ukraine Government International Bonds: (continued)
4.50% to 2/1/27, 2/1/36(2)(6)	USD	8,445	$ 5,148,332
			$ 56,530,294
Uzbekistan — 1.1%
National Bank of Uzbekistan, 19.875%, 7/5/27(2)	UZS	175,670,000	$ 14,892,702
Republic of Uzbekistan Bonds:
15.50%, 2/25/28(2)	UZS	162,000,000	13,917,152
16.25%, 10/12/26(2)	UZS	181,050,000	15,356,838
16.625%, 5/29/27(2)	UZS	90,000,000	7,728,251
			$ 51,894,943
Venezuela — 0.9%
Venezuela Government International Bonds:
6.00%, 12/9/20(2)(12)	USD	10,801	$ 3,565,245
7.00%, 12/1/18(2)(12)	USD	8,453	2,917,130
7.00%, 3/31/38(2)(12)	USD	1,000	385,100
7.65%, 4/21/25(2)(12)	USD	10,214	3,754,666
7.75%, 10/13/19(2)(12)	USD	5,735	2,007,789
8.25%, 10/13/24(2)(12)	USD	24,053	8,902,126
9.00%, 5/7/23(2)(12)	USD	8,715	3,355,954
9.25%, 9/15/27(12)	USD	11,233	4,859,396
9.25%, 5/7/28(2)(12)	USD	3,345	1,363,259
9.375%, 1/13/34(12)	USD	1,390	604,789
11.75%, 10/21/26(2)(12)	USD	3,886	1,729,436
11.95%, 8/5/31(2)(12)	USD	6,124	2,710,660
12.75%, 8/23/22(2)(12)	USD	9,718	4,349,732
13.625%, 8/15/18(2)(12)	USD	2,920	1,248,592
			$ 41,753,874
Zambia — 1.0%
Zambia Government Bonds:
16.00%, 10/27/28	ZMW	39,221	$ 2,021,275
16.00%, 11/24/28	ZMW	24,514	1,262,246
16.10%, 1/26/31	ZMW	49,029	2,505,674
16.49%, 11/24/30	ZMW	56,382	2,918,996
16.85%, 1/26/33	ZMW	67,916	3,470,970
16.95%, 12/22/32	ZMW	50,000	2,591,963
17.00%, 11/24/32	ZMW	66,188	3,402,262
17.19%, 1/26/36	ZMW	116,944	5,976,678
17.50%, 11/24/35	ZMW	78,444	4,053,521
17.50%, 12/22/35	ZMW	53,857	2,781,540
18.79%, 1/26/41	ZMW	49,028	2,506,827
18.99%, 10/27/40	ZMW	48,365	2,498,649

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Zambia (continued)
Zambia Government Bonds: (continued)
18.99%, 11/24/40	ZMW	73,542	$ 3,796,809
19.00%, 6/23/35	ZMW	24,514	1,328,096
19.00%, 8/18/35	ZMW	24,514	1,331,683
19.00%, 9/29/35	ZMW	8,580	466,719
22.50%, 11/25/34	ZMW	22,063	1,410,974
			$ 44,324,882
Total Sovereign Government Bonds (identified cost $2,051,040,614)			$2,263,067,283

Sovereign Loans — 1.7%
Borrower/Description	Principal Amount (000's omitted)		Value
Bahamas — 0.4%
Commonwealth of the Bahamas, 8.969%, (6 mo. EURIBOR + 6.85%), 11/24/28	EUR	15,810	$ 19,272,603
			$ 19,272,603
Ivory Coast — 0.0%†
Republic of Ivory Coast, Term Loan, 7.855%, (6 mo. EURIBOR + 5.75%), 1/6/28(19)	EUR	420	$ 497,847
			$ 497,847
Tanzania — 1.3%
Government of the United Republic of Tanzania:
Term Loan, 9.458%, (6 mo. USD Term SOFR + 5.45%), 2/27/31(19)	USD	40,200	$ 40,099,500
Term Loan, 10.42%, (6 mo. USD Term SOFR + 6.30%), 4/28/31(19)	USD	16,699	16,659,142
			$ 56,758,642
Total Sovereign Loans (identified cost $74,634,836)			$ 76,529,092

Short-Term Investments — 18.4%
Affiliated Fund — 9.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.61%(20)	425,114,798	$ 425,114,798
Total Affiliated Fund (identified cost $425,114,798)		$ 425,114,798

Sovereign Government Securities — 8.6%
Security	Principal Amount (000's omitted)		Value
Albania — 0.2%
Albanian Treasury Bills:
0.00%, 3/12/26	ALL	149,800	$ 1,832,511
0.00%, 1/28/27	ALL	578,910	6,863,917
			$ 8,696,428
Egypt — 1.5%
Egypt Treasury Bills:
0.00%, 2/17/26	EGP	96,075	$ 2,036,294
0.00%, 3/24/26	EGP	306,450	6,327,867
0.00%, 3/31/26	EGP	224,825	4,633,001
0.00%, 5/12/26	EGP	113,200	2,268,368
0.00%, 6/16/26	EGP	524,125	10,268,782
0.00%, 6/23/26	EGP	180,000	3,510,819
0.00%, 7/7/26	EGP	1,199,350	23,185,400
0.00%, 10/27/26	EGP	1,083,700	19,734,602
			$ 71,965,133
Kazakhstan — 0.9%
Kazakhstan Treasury Bills, 0.00%, 5/15/26	KZT	22,321,303	$ 42,323,225
			$ 42,323,225
Nigeria — 6.0%
Nigeria OMO Bills:
0.00%, 2/3/26	NGN	8,656,725	$ 6,239,140
0.00%, 2/17/26	NGN	12,294,384	8,829,402
0.00%, 2/25/26	NGN	989,018	703,663
0.00%, 3/10/26	NGN	39,069,000	27,607,642
0.00%, 3/17/26	NGN	1,032,004	726,239
0.00%, 3/24/26	NGN	46,502,556	32,592,010
0.00%, 4/7/26	NGN	5,152,812	3,594,483
0.00%, 4/21/26	NGN	32,778,232	22,693,053
0.00%, 4/28/26	NGN	54,999,720	37,938,101

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Nigeria (continued)
Nigeria OMO Bills: (continued)
0.00%, 5/5/26	NGN	31,717,087	$ 21,794,310
0.00%, 5/12/26	NGN	6,969,623	4,770,518
0.00%, 5/19/26	NGN	7,988,798	5,446,969
0.00%, 5/26/26	NGN	9,255,462	6,286,365
0.00%, 6/2/26	NGN	2,226,020	1,501,427
0.00%, 6/23/26	NGN	45,875,751	30,690,370
0.00%, 6/30/26	NGN	52,819,443	35,204,080
0.00%, 7/7/26	NGN	7,254,163	4,817,003
0.00%, 7/10/26	NGN	2,162,648	1,436,277
0.00%, 7/14/26	NGN	4,639,626	3,069,557
0.00%, 7/28/26	NGN	8,842,328	5,807,478
0.00%, 8/11/26	NGN	8,195,270	5,345,373
0.00%, 9/22/26	NGN	8,195,270	5,229,703
0.00%, 1/12/27	NGN	7,213,938	4,373,427
			$ 276,696,590
Total Sovereign Government Securities (identified cost $382,081,013)			$ 399,681,376

U.S. Treasury Obligations — 0.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 2/5/26(21)	$10,000	$ 9,997,011
0.00%, 3/5/26(21)	15,000	14,953,516
0.00%, 3/19/26(21)	1,700	1,692,308
0.00%, 3/26/26(21)	1,000	994,769
Total U.S. Treasury Obligations (identified cost $27,635,980)		$ 27,637,604
Total Short-Term Investments (identified cost $834,831,791)		$ 852,433,778
Value
Total Purchased Options — 0.1% (identified cost $5,858,045)	$ 3,885,499
Total Investments — 96.5% (identified cost $4,230,566,864)	$4,470,229,931
Less Unfunded Loan Commitments — (1.4)%	$ (64,819,302)
Net Investments — 95.1% (identified cost $4,165,747,562)	$4,405,410,629
Total Written Options — (0.1)% (premiums received $6,944,633)	$ (5,237,331)
Other Assets, Less Liabilities — 5.0%	$ 234,024,849
Net Assets — 100.0%	$4,634,198,147
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2026, the aggregate value of these securities is $1,221,372,262 or 26.4% of the Fund's net assets.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2026, the aggregate value of these securities is $565,141,033 or 12.2% of the Fund's net assets.
(4)	Security whose performance is linked to the price of an underlying security issued by the Arab Republic of Egypt. The investment is subject to credit risk of the issuing financial institution (Absa Bank Ltd.) in addition to the market risk of the underlying security.
(5)	Security whose performance is linked to the price of an underlying security issued by the United Republic of Tanzania. The investment is subject to credit risk of the issuing financial institution (Absa Bank Ltd.) in addition to the market risk of the underlying security.
(6)	Step coupon security. Interest rate represents the rate in effect at January 31, 2026.
(7)	When-issued security.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

(11)	Variable rate security whose coupon rate is linked to the issuer’s mining activity revenue. The coupon rate shown represents the rate in effect at January 31, 2026.
(12)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(13)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(14)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(15)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(16)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At January 31, 2026, the total value of unfunded loan commitments is $74,979,103. See Note 1F for description.
(17)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(18)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(19)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2026.
(20)	May be deemed to be an affiliated investment company (see Note 11). The rate shown is the annualized seven-day yield as of January 31, 2026.
(21)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put INR	BNP Paribas	USD	71,000,000	INR	91.00	2/20/26	$ 760,268
Call USD vs. Put INR	JPMorgan Chase Bank, N.A.	USD	14,558,500	INR	88.86	4/21/26	550,137
Call USD vs. Put INR	Standard Chartered Bank	USD	30,638,000	INR	91.00	2/23/26	333,127
Put USD vs. Call CNH	Bank of America, N.A.	USD	83,100,000	CNH	6.95	4/1/26	425,638
Put USD vs. Call CNH	Bank of America, N.A.	USD	5,780,000	CNH	6.90	4/28/26	18,953
Put USD vs. Call CNH	BNP Paribas	USD	10,100,000	CNH	6.95	4/14/26	54,772
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	156,600,000	CNH	6.95	4/1/26	802,105
Put USD vs. Call CNH	Standard Chartered Bank	USD	126,300,000	CNH	6.95	4/1/26	646,909
Put USD vs. Call INR	Citibank, N.A.	USD	59,300,000	INR	87.00	2/18/26	59
Put USD vs. Call INR	Citibank, N.A.	USD	33,467,000	INR	89.13	4/15/26	25,703
Put USD vs. Call INR	Deutsche Bank AG	USD	33,467,000	INR	89.23	4/15/26	27,978
Put USD vs. Call INR	Deutsche Bank AG	USD	33,470,000	INR	88.73	4/22/26	20,450
Put USD vs. Call INR	Goldman Sachs International	USD	39,800,000	INR	87.00	2/5/26	40
Put USD vs. Call INR	Goldman Sachs International	USD	31,700,000	INR	87.00	2/9/26	32
Put USD vs. Call INR	Goldman Sachs International	USD	41,990,000	INR	87.00	2/10/26	42
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	36,490,000	INR	87.00	2/10/26	37
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	14,558,500	INR	88.86	4/21/26	9,681
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	42,300,000	INR	85.50	1/25/29	102,112
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	22,600,000	INR	85.50	1/25/29	54,556
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	21,770,000	INR	85.50	1/30/29	52,858
Put USD vs. Call INR	Standard Chartered Bank	USD	8,480,000	INR	87.00	2/24/26	42
Total							$3,885,499

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Written Currency Options (OTC) — (0.1)%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	7,912,000	BRL	7.00	7/12/27	$(1,462,383)
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	6,328,000	BRL	7.00	7/14/27	(1,174,679)
Call USD vs. Put INR	Citibank, N.A.	USD	59,300,000	INR	91.00	2/18/26	(620,990)
Call USD vs. Put INR	Goldman Sachs International	USD	39,800,000	INR	91.00	2/5/26	(333,007)
Call USD vs. Put INR	Goldman Sachs International	USD	31,700,000	INR	91.00	2/9/26	(284,444)
Call USD vs. Put INR	Goldman Sachs International	USD	41,990,000	INR	91.00	2/10/26	(384,124)
Call USD vs. Put INR	JPMorgan Chase Bank, N.A.	USD	36,490,000	INR	91.00	2/10/26	(333,811)
Call USD vs. Put INR	JPMorgan Chase Bank, N.A.	USD	14,558,500	INR	88.86	4/21/26	(550,137)
Call USD vs. Put INR	Standard Chartered Bank	USD	8,480,000	INR	91.00	2/24/26	(93,467)
Put USD vs. Call INR	Citibank, N.A.	USD	59,300,000	INR	85.00	2/18/26	(59)
Put USD vs. Call INR	Goldman Sachs International	USD	39,800,000	INR	84.50	2/5/26	(40)
Put USD vs. Call INR	Goldman Sachs International	USD	31,700,000	INR	84.50	2/9/26	(32)
Put USD vs. Call INR	Goldman Sachs International	USD	41,990,000	INR	84.50	2/10/26	(42)
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	36,490,000	INR	84.50	2/10/26	(36)
Put USD vs. Call INR	Standard Chartered Bank	USD	8,480,000	INR	84.50	2/24/26	(8)
Put USD vs. Call KRW	BNP Paribas	USD	51,000,000	KRW	1,310.00	2/5/26	(51)
Put USD vs. Call KRW	Standard Chartered Bank	USD	21,490,000	KRW	1,310.00	2/9/26	(21)
Total							$(5,237,331)
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	11,886,013	PEN	40,000,000	2/10/26	$ 16,929
USD	1,485,752	PEN	5,000,000	2/10/26	2,116
BRL	233,235,000	USD	42,381,320	3/3/26	1,657,274
USD	6,047,724	BRL	34,000,000	3/3/26	(372,034)
USD	6,783,292	BRL	38,000,000	3/3/26	(391,732)
USD	9,094,086	BRL	51,000,000	3/3/26	(535,550)
USD	9,294,269	BRL	52,235,000	3/3/26	(568,556)
USD	10,320,634	BRL	58,000,000	3/3/26	(630,718)
CLP	34,184,900,000	USD	37,241,699	3/18/26	1,867,590
EUR	4,918,000	USD	5,771,268	3/18/26	70,100
EUR	3,415,056	USD	4,007,603	3/18/26	48,640
EUR	6,712,270	USD	7,927,609	3/18/26	44,908
EUR	5,383,000	USD	6,357,658	3/18/26	36,015
EUR	4,855,367	USD	5,734,491	3/18/26	32,485
EUR	4,100,000	USD	4,842,355	3/18/26	27,431
EUR	1,899,879	USD	2,229,506	3/18/26	27,080
EUR	3,848,019	USD	4,544,750	3/18/26	25,745
EUR	1,800,779	USD	2,113,233	3/18/26	25,648
EUR	958,022	USD	1,124,238	3/18/26	13,655
EUR	1,637,990	USD	1,934,568	3/18/26	10,959

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	363,063	USD	428,800	3/18/26	$ 2,429
PEN	41,614,000	USD	12,311,834	3/18/26	27,450
PEN	82,882,000	USD	24,550,355	3/18/26	25,618
PEN	41,714,000	USD	12,349,824	3/18/26	19,112
PEN	31,844,413	USD	9,429,794	3/18/26	12,636
TWD	253,487,702	USD	8,106,418	3/18/26	(98,431)
TWD	289,007,868	USD	9,234,953	3/18/26	(104,840)
TWD	379,085,823	USD	12,099,771	3/18/26	(123,984)
TWD	298,611,516	USD	9,558,627	3/18/26	(125,123)
TWD	353,332,614	USD	11,295,077	3/18/26	(132,866)
TWD	353,332,050	USD	11,300,840	3/18/26	(138,646)
TWD	353,545,997	USD	11,311,662	3/18/26	(142,710)
TWD	402,696,430	USD	12,866,934	3/18/26	(145,259)
USD	3,066,755	CLP	2,770,000,000	3/18/26	(102,268)
USD	3,061,123	CLP	2,769,000,000	3/18/26	(106,756)
USD	4,637,575	CLP	4,183,000,000	3/18/26	(147,993)
USD	4,287,338	CLP	3,878,000,000	3/18/26	(149,294)
USD	159,626	EUR	135,155	3/18/26	(904)
USD	428,800	EUR	363,063	3/18/26	(2,429)
USD	429,219	EUR	363,418	3/18/26	(2,431)
USD	1,145,518	EUR	969,905	3/18/26	(6,489)
USD	1,934,568	EUR	1,637,990	3/18/26	(10,959)
USD	3,693,053	EUR	3,126,891	3/18/26	(20,920)
USD	4,273,260	EUR	3,618,149	3/18/26	(24,207)
USD	10,574,064	EUR	8,953,011	3/18/26	(59,900)
USD	11,790,741	EUR	9,983,166	3/18/26	(66,792)
USD	13,925,088	EUR	11,790,308	3/18/26	(78,883)
USD	24,896,793	EUR	21,080,000	3/18/26	(141,035)
USD	33,070,803	EUR	28,000,896	3/18/26	(187,339)
USD	34,132,700	EUR	28,900,000	3/18/26	(193,355)
USD	36,389,708	EUR	30,810,998	3/18/26	(206,140)
USD	47,775,248	EUR	40,451,082	3/18/26	(270,637)
USD	59,862,864	EUR	50,685,611	3/18/26	(339,110)
USD	73,192,859	EUR	61,972,056	3/18/26	(414,622)
USD	102,016,534	EUR	86,376,929	3/18/26	(577,902)
USD	21,827,236	INR	1,976,000,000	3/18/26	350,991
USD	5,973,815	INR	541,302,910	3/18/26	90,640
USD	6,730,162	INR	613,320,371	3/18/26	64,262
USD	3,393,134	INR	309,150,169	3/18/26	33,122
USD	166,254	INR	15,143,184	3/18/26	1,669
USD	33,563,027	PEN	113,000,000	3/18/26	56,536
USD	16,931,531	PEN	57,000,000	3/18/26	30,027
USD	3,861,233	PEN	13,000,000	3/18/26	6,504
USD	38,817,619	PEN	130,900,000	3/18/26	3,463

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	1,782,266	PEN	6,000,000	3/18/26	$ 3,161
USD	891,054	PEN	3,000,000	3/18/26	1,501
USD	297,044	PEN	1,000,000	3/18/26	527
USD	4,448,161	PEN	15,000,000	3/18/26	397
USD	1,186,176	PEN	4,000,000	3/18/26	106
USD	569,069	PEN	1,922,544	3/18/26	(999)
USD	2,848,390	PEN	9,623,000	3/18/26	(4,999)
USD	24,408,621	PEN	82,462,086	3/18/26	(42,840)
IDR	57,843,274,943	USD	3,422,071	3/25/26	22,253
IDR	49,933,879,000	USD	2,953,916	3/25/26	19,437
IDR	39,911,616,000	USD	2,360,838	3/25/26	15,731
IDR	39,923,013,000	USD	2,362,308	3/25/26	14,939
IDR	39,790,316,000	USD	2,354,707	3/25/26	14,639
IDR	29,967,472,000	USD	1,772,175	3/25/26	12,263
IDR	19,998,551,000	USD	1,182,758	3/25/26	8,071
IDR	19,947,144,000	USD	1,179,785	3/25/26	7,984
USD	4,978,824	IDR	83,559,600,000	3/25/26	3,200
USD	2,681,862	IDR	45,052,860,000	3/25/26	(847)
USD	5,730,508	IDR	96,266,800,000	3/25/26	(1,776)
USD	1,230,036	IDR	20,701,502,658	3/25/26	(2,652)
USD	1,229,600	IDR	20,711,129,339	3/25/26	(3,661)
USD	1,842,593	IDR	31,023,373,946	3/25/26	(4,719)
TWD	311,499,880	USD	9,988,452	4/28/26	(146,832)
TWD	329,400,000	USD	10,577,016	4/28/26	(169,853)
USD	38,703,866	TWD	1,074,999,880	4/28/26	4,739,996
PHP	27,828,841	USD	475,227	5/7/26	(4,459)
PHP	55,500,000	USD	968,306	5/7/26	(29,437)
PHP	277,471,159	USD	4,775,751	5/7/26	(81,893)
USD	3,898,911	PHP	218,300,000	5/7/26	206,025
USD	1,553,710	PHP	87,000,000	5/7/26	81,969
USD	991,904	PHP	55,500,000	5/7/26	53,035
PHP	186,988,400	USD	3,202,459	5/12/26	(39,852)
PHP	324,571,000	USD	5,542,064	5/12/26	(52,469)
PHP	310,839,500	USD	5,315,313	5/12/26	(57,964)
PHP	137,637,100	USD	2,390,031	5/12/26	(62,121)
PHP	351,600,000	USD	6,009,743	5/12/26	(62,995)
PHP	282,730,260	USD	4,895,338	5/12/26	(113,412)
PHP	282,776,900	USD	4,910,174	5/12/26	(127,458)
PHP	281,886,900	USD	4,906,861	5/12/26	(139,198)
PHP	765,062,600	USD	13,080,229	5/12/26	(140,428)
PHP	389,490,000	USD	6,783,767	5/12/26	(196,172)
PHP	380,397,162	USD	6,631,750	5/12/26	(197,945)
PHP	1,001,000,000	USD	17,155,099	5/12/26	(224,797)
PHP	459,810,000	USD	8,041,448	5/12/26	(264,503)

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
PHP	511,656,600	USD	8,918,539	5/12/26	$ (264,693)
PHP	914,031,900	USD	15,898,972	5/12/26	(439,595)
USD	14,789,736	PHP	830,000,000	5/12/26	751,624
USD	10,850,231	PHP	610,000,000	5/12/26	533,064
USD	9,976,840	PHP	560,000,000	5/12/26	505,342
USD	9,795,191	PHP	550,000,000	5/12/26	492,828
USD	10,639,241	PHP	600,000,000	5/12/26	491,208
USD	8,878,787	PHP	500,000,000	5/12/26	422,093
USD	8,861,792	PHP	500,000,000	5/12/26	405,097
USD	8,193,926	PHP	461,400,000	5/12/26	390,089
USD	5,829,916	PHP	327,000,000	5/12/26	299,238
USD	4,952,956	PHP	278,000,000	5/12/26	251,034
USD	5,321,130	PHP	300,000,000	5/12/26	247,114
USD	5,320,375	PHP	300,000,000	5/12/26	246,359
USD	3,356,678	PHP	187,400,000	5/12/26	187,109
USD	3,505,778	PHP	197,200,000	5/12/26	170,458
USD	2,542,752	PHP	142,000,000	5/12/26	141,051
USD	2,529,841	PHP	142,000,000	5/12/26	128,140
USD	1,532,553	PHP	85,400,000	5/12/26	88,150
TWD	92,510,100	USD	2,923,834	7/8/26	4,244
TWD	73,522,900	USD	2,324,688	7/8/26	2,418
TWD	91,852,300	USD	2,905,155	7/8/26	2,102
TWD	136,458,100	USD	4,317,748	7/8/26	1,347
TWD	114,657,500	USD	3,628,976	7/8/26	98
TWD	104,972,500	USD	3,322,966	7/8/26	(436)
TWD	90,931,500	USD	2,878,581	7/8/26	(469)
TWD	117,133,900	USD	3,708,529	7/8/26	(1,073)
TWD	81,415,500	USD	2,580,523	7/8/26	(3,605)
TWD	74,545,700	USD	2,363,304	7/8/26	(3,826)
					$6,087,683
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ZMW	10,122,127	USD	516,435	Standard Chartered Bank	2/2/26	$ —	$ (1,969)
EUR	95,240,803	PLN	400,791,396	Barclays Bank PLC	2/3/26	89,986	—
PLN	400,791,396	EUR	95,255,630	Barclays Bank PLC	2/3/26	—	(107,560)
UGX	16,070,014,000	USD	4,504,382	Citibank, N.A.	2/3/26	9,667	—
UGX	16,070,014,000	USD	4,507,718	Citibank, N.A.	2/3/26	6,331	—
USD	4,552,412	UGX	16,070,014,000	Citibank, N.A.	2/3/26	38,363	—
USD	4,504,382	UGX	16,070,014,000	Citibank, N.A.	2/3/26	—	(9,667)

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	1,529,409,918	USD	3,035,507	Citibank, N.A.	2/4/26	$ —	$ (2,603)
USD	51,510,815	ZAR	881,672,460	Deutsche Bank AG	2/5/26	—	(3,060,769)
EUR	1,119,641	USD	1,304,188	BNP Paribas	2/6/26	23,164	—
EUR	2,913,056	USD	3,391,514	Goldman Sachs International	2/6/26	61,960	—
EUR	430,498	USD	499,998	Goldman Sachs International	2/6/26	10,365	—
EUR	4,347,976	USD	5,086,158	UBS AG	2/6/26	68,436	—
PLN	434,442,397	EUR	102,663,410	Barclays Bank PLC	2/6/26	563,943	—
USD	8,663,374	EUR	7,296,474	Goldman Sachs International	2/6/26	13,288	—
USD	4,959,004	EUR	4,224,127	HSBC Bank USA, N.A.	2/6/26	—	(48,765)
USD	2,326,421	EUR	1,956,567	Standard Chartered Bank	2/6/26	6,880	—
USD	5,436,239	EUR	4,574,046	UBS AG	2/6/26	13,635	—
USD	4,363,161	EUR	3,698,302	UBS AG	2/6/26	—	(21,235)
USD	2,456,625	VND	64,027,010,200	Citibank, N.A.	2/9/26	—	(10,657)
VND	64,027,010,200	USD	2,418,395	Goldman Sachs International	2/9/26	48,887	—
PLN	400,791,396	EUR	95,206,641	Barclays Bank PLC	2/10/26	—	(90,241)
UGX	19,135,649,000	USD	5,173,195	Citibank, N.A.	2/10/26	194,093	—
USD	4,779,110	UGX	17,013,631,000	Citibank, N.A.	2/10/26	7,019	—
TRY	505,882,079	USD	11,446,941	Standard Chartered Bank	2/12/26	103,829	—
TRY	381,113,329	USD	8,637,590	Standard Chartered Bank	2/12/26	64,345	—
TRY	252,024,036	USD	5,719,286	Standard Chartered Bank	2/12/26	35,162	—
TRY	25,192,094	USD	571,189	Standard Chartered Bank	2/12/26	4,020	—
TRY	56,972,958	USD	1,286,384	Standard Chartered Bank	2/17/26	9,491	—
USD	912,320	GHS	13,082,668	ICBC Standard Bank plc	2/17/26	—	(274,814)
USD	523,588	GHS	6,131,215	ICBC Standard Bank plc	2/19/26	—	(32,003)
TRY	3,033,292,209	USD	68,524,045	Barclays Bank PLC	2/20/26	311,225	—
USD	408,748	GHS	4,680,160	ICBC Standard Bank plc	2/20/26	—	(15,064)
USD	31,516,095	TRY	1,395,094,598	Barclays Bank PLC	2/20/26	—	(143,141)
EGP	361,379,000	USD	7,513,077	Goldman Sachs International	2/23/26	76,983	—
NGN	234,269,000	USD	147,991	Citibank, N.A.	2/26/26	18,888	—
USD	134,792	NGN	234,269,000	Citibank, N.A.	2/26/26	—	(32,086)
VND	45,013,588,000	USD	1,692,877	Citibank, N.A.	2/26/26	37,838	—
KZT	11,763,544,859	USD	23,124,901	Deutsche Bank AG	2/27/26	52,214	—
NGN	269,584,000	USD	142,261	Citibank, N.A.	2/27/26	49,673	—
USD	15,093,738	KZT	7,676,675,400	Deutsche Bank AG	2/27/26	—	(31,225)
USD	726,256	NGN	1,258,602,000	Citibank, N.A.	2/27/26	—	(169,823)
KZT	1,549,911,811	USD	2,987,206	Goldman Sachs International	3/9/26	57,236	—
EGP	741,074,439	USD	15,050,253	Goldman Sachs International	3/11/26	368,540	—
VND	31,880,493,370	USD	1,197,974	Goldman Sachs International	3/12/26	25,979	—
EUR	84,195,598	PLN	357,257,498	BNP Paribas	3/18/26	—	(538,045)
HUF	7,588,709,694	EUR	19,834,527	Barclays Bank PLC	3/18/26	—	(45,270)
HUF	3,648,420,000	EUR	9,530,890	Citibank, N.A.	3/18/26	—	(15,891)
HUF	7,639,998,953	EUR	19,880,382	Goldman Sachs International	3/18/26	59,182	—
HUF	7,503,479,786	EUR	19,524,519	Goldman Sachs International	3/18/26	58,861	—
HUF	4,445,355,578	EUR	11,553,370	Goldman Sachs International	3/18/26	51,168	—

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
HUF	4,445,355,579	EUR	11,555,412	UBS AG	3/18/26	$ 48,742	$ —
HUF	4,293,875,188	EUR	11,180,301	UBS AG	3/18/26	24,927	—
HUF	3,562,646,073	EUR	9,278,606	UBS AG	3/18/26	17,993	—
HUF	3,648,420,000	EUR	9,527,595	UBS AG	3/18/26	—	(11,977)
MXN	7,000,000	USD	381,084	Barclays Bank PLC	3/18/26	17,911	—
MXN	69,465,000	USD	3,827,066	Goldman Sachs International	3/18/26	132,391	—
MXN	900,000,000	USD	49,573,303	Standard Chartered Bank	3/18/26	1,726,074	—
MXN	354,535,000	USD	19,529,900	Standard Chartered Bank	3/18/26	678,350	—
MYR	25,501,510	USD	6,205,653	Barclays Bank PLC	3/18/26	272,618	—
MYR	23,374,506	USD	5,705,134	Barclays Bank PLC	3/18/26	232,803	—
MYR	12,500,000	USD	3,075,787	Barclays Bank PLC	3/18/26	99,647	—
MYR	7,143,497	USD	1,745,808	Barclays Bank PLC	3/18/26	68,889	—
MYR	5,166,376	USD	1,263,389	Barclays Bank PLC	3/18/26	49,050	—
MYR	43,655,728	USD	10,643,844	Credit Agricole Corporate and Investment Bank	3/18/26	446,229	—
MYR	43,708,080	USD	10,658,428	Credit Agricole Corporate and Investment Bank	3/18/26	444,945	—
MYR	43,602,271	USD	10,654,971	Credit Agricole Corporate and Investment Bank	3/18/26	421,523	—
MYR	26,161,384	USD	6,378,803	Credit Agricole Corporate and Investment Bank	3/18/26	267,099	—
MYR	24,980,830	USD	6,067,727	Goldman Sachs International	3/18/26	278,273	—
MYR	22,366,527	USD	5,450,199	Goldman Sachs International	3/18/26	231,677	—
MYR	22,686,937	USD	5,534,749	Goldman Sachs International	3/18/26	228,522	—
MYR	15,831,149	USD	3,851,861	Goldman Sachs International	3/18/26	169,802	—
MYR	21,853,945	USD	5,331,531	State Street Bank and Trust Company	3/18/26	220,131	—
MYR	15,297,760	USD	3,733,893	State Street Bank and Trust Company	3/18/26	152,270	—
TRY	302,249,643	USD	6,676,136	Standard Chartered Bank	3/18/26	49,485	—
TRY	94,442,000	USD	2,086,063	Standard Chartered Bank	3/18/26	15,449	—
TRY	125,065,359	USD	2,776,229	Standard Chartered Bank	3/18/26	6,710	—
USD	1,629,442	JPY	251,210,000	Standard Chartered Bank	3/18/26	229	—
USD	3,315,764	JPY	509,991,699	UBS AG	3/18/26	8,232	—
USD	1,824,588	MXN	33,519,145	BNP Paribas	3/18/26	—	(85,980)
USD	3,144,842	MXN	58,000,000	Deutsche Bank AG	3/18/26	—	(161,118)
USD	27,598,696	MXN	509,000,000	Deutsche Bank AG	3/18/26	—	(1,413,951)
USD	55,165,383	MXN	1,000,000,000	Standard Chartered Bank	3/18/26	—	(1,833,925)
USD	5,040,131	MXN	93,000,000	UBS AG	3/18/26	—	(260,805)
USD	61,227,171	MXN	1,106,150,518	UBS AG	3/18/26	—	(1,822,643)
USD	44,168,888	MXN	815,000,000	UBS AG	3/18/26	—	(2,285,547)
USD	10,880,855	MYR	44,000,000	Goldman Sachs International	3/18/26	—	(296,676)
USD	5,149,004	ZAR	88,700,000	Goldman Sachs International	3/18/26	—	(324,616)
VND	64,576,121,310	USD	2,418,581	Citibank, N.A.	3/18/26	59,292	—
ZAR	393,435,000	USD	24,549,014	Goldman Sachs International	3/18/26	—	(270,397)
ZAR	524,580,000	USD	32,955,352	Goldman Sachs International	3/18/26	—	(583,862)
ZAR	393,435,000	USD	24,543,122	Standard Chartered Bank	3/18/26	—	(264,504)

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TRY	149,304,621	USD	2,914,934	Standard Chartered Bank	3/23/26	$ 395,015	$ —
USD	2,815,718	TRY	149,304,621	Standard Chartered Bank	3/23/26	—	(494,231)
UZS	52,908,750,000	USD	3,296,495	Standard Chartered Bank	3/25/26	1,007,566	—
TRY	695,587,468	USD	13,050,526	Standard Chartered Bank	3/26/26	2,335,678	—
USD	2,432,521	TRY	130,384,151	Standard Chartered Bank	3/26/26	—	(451,541)
USD	10,440,254	TRY	565,203,317	Standard Chartered Bank	3/26/26	—	(2,061,889)
USD	811,758	GHS	9,254,047	ICBC Standard Bank plc	3/30/26	—	(10,232)
VND	170,375,610,000	USD	6,413,537	Citibank, N.A.	4/13/26	109,384	—
VND	44,870,129,655	USD	1,692,255	Standard Chartered Bank	4/13/26	25,622	—
EGP	41,275,000	USD	822,375	Goldman Sachs International	4/14/26	24,404	—
KZT	6,053,561,000	USD	10,539,847	Deutsche Bank AG	4/16/26	1,205,533	—
USD	5,173,195	UGX	18,442,441,000	Standard Chartered Bank	4/16/26	61,662	—
USD	2,586,598	UGX	9,234,154,000	Standard Chartered Bank	4/16/26	27,246	—
KZT	7,239,609,000	USD	12,647,815	Deutsche Bank AG	4/17/26	1,394,093	—
KZT	6,044,602,000	USD	10,539,847	Deutsche Bank AG	4/17/26	1,184,232	—
KZT	6,040,386,000	USD	10,539,846	Deutsche Bank AG	4/17/26	1,176,055	—
UGX	19,497,536,378	USD	5,266,046	Standard Chartered Bank	4/17/26	135,802	—
USD	5,173,195	UGX	18,494,173,000	Standard Chartered Bank	4/17/26	49,332	—
USD	3,879,896	UGX	13,890,029,619	Standard Chartered Bank	4/17/26	31,624	—
KZT	2,420,831,000	USD	4,621,776	Deutsche Bank AG	4/20/26	68,953	—
EGP	361,922,851	USD	7,405,829	JPMorgan Chase Bank, N.A.	4/21/26	2,910	—
EGP	414,828,000	USD	8,122,734	Standard Chartered Bank	4/21/26	368,999	—
USD	3,761,173	UGX	13,213,000,000	Citibank, N.A.	4/21/26	106,200	—
USD	2,551,572	UGX	8,981,532,000	Citibank, N.A.	4/21/26	67,105	—
USD	2,586,598	UGX	9,311,751,763	Standard Chartered Bank	4/22/26	11,793	—
VND	46,336,984,565	USD	1,743,303	JPMorgan Chase Bank, N.A.	4/22/26	29,441	—
VND	44,936,062,900	USD	1,693,145	JPMorgan Chase Bank, N.A.	4/22/26	26,003	—
KZT	2,996,278,000	USD	5,229,107	Deutsche Bank AG	4/23/26	570,832	—
KZT	5,987,328,000	USD	10,458,215	Deutsche Bank AG	4/24/26	1,127,678	—
TWD	434,100,000	USD	13,931,322	Societe Generale	4/28/26	—	(216,236)
KZT	1,277,780,032	USD	2,287,878	ICBC Standard Bank plc	5/4/26	176,500	—
USD	4,384,724	UGX	16,070,014,000	Citibank, N.A.	5/4/26	—	(38,066)
USD	3,879,896	UGX	13,987,027,000	Standard Chartered Bank	5/4/26	30,386	—
USD	2,586,598	UGX	9,311,752,000	Standard Chartered Bank	5/4/26	23,817	—
VND	64,027,010,200	USD	2,439,310	Citibank, N.A.	5/8/26	7,050	—
USD	1,293,299	UGX	4,811,072,000	Citibank, N.A.	5/13/26	—	(28,166)
KZT	6,526,415,359	USD	12,210,319	Deutsche Bank AG	6/8/26	242,844	—
KZT	2,456,950,000	USD	4,515,207	Deutsche Bank AG	6/22/26	153,070	—
EGP	200,986,082	USD	4,007,898	Bank of America, N.A.	6/24/26	13,856	—
EGP	365,675,542	USD	7,209,691	Bank of America, N.A.	6/29/26	94,268	—
ZMW	17,261,663	USD	754,779	Standard Chartered Bank	6/30/26	111,465	—
KZT	3,637,798,000	USD	6,781,930	Standard Chartered Bank	7/21/26	69,836	—
KZT	2,906,076,000	USD	5,426,046	Deutsche Bank AG	7/22/26	45,885	—
KZT	2,456,950,000	USD	4,599,738	ICBC Standard Bank plc	7/23/26	25,133	—

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,586,598	UGX	9,505,747,000	Standard Chartered Bank	7/24/26	$ 16,605	$ —
KZT	4,753,000,000	USD	8,933,975	Deutsche Bank AG	7/27/26	2,173	—
USD	2,716,139	UGX	9,886,747,000	ICBC Standard Bank plc	7/27/26	44,885	—
TRY	1,247,534,553	USD	25,290,286	Standard Chartered Bank	7/28/26	—	(79,986)
USD	2,586,597	UGX	9,479,880,000	Standard Chartered Bank	7/28/26	25,830	—
KZT	6,695,391,064	USD	12,560,390	Deutsche Bank AG	7/29/26	20,124	—
KZT	3,418,041,000	USD	6,446,501	ICBC Standard Bank plc	8/3/26	—	(33,666)
KZT	3,400,592,000	USD	5,910,167	Deutsche Bank AG	8/7/26	462,284	—
KZT	3,402,777,000	USD	5,910,842	Deutsche Bank AG	8/10/26	459,977	—
EUR	61,628,104	PLN	268,790,974	Barclays Bank PLC	9/2/26	—	(1,913,813)
PLN	45,000,000	EUR	10,420,526	Barclays Bank PLC	9/2/26	197,188	—
EUR	63,191,767	PLN	276,287,045	Barclays Bank PLC	9/4/26	—	(2,146,530)
PLN	138,143,523	EUR	31,983,590	Barclays Bank PLC	9/4/26	609,313	—
EUR	126,370,933	PLN	550,345,412	Barclays Bank PLC	9/8/26	—	(3,656,219)
PLN	275,172,706	EUR	63,694,437	Barclays Bank PLC	9/8/26	1,218,951	—
EUR	92,728,546	PLN	403,740,091	Barclays Bank PLC	9/9/26	—	(2,652,245)
PLN	201,870,046	EUR	46,724,851	Barclays Bank PLC	9/9/26	894,550	—
MNT	4,897,171,800	USD	1,278,635	JPMorgan Chase Bank, N.A.	9/28/26	51,427	—
MNT	5,045,751,000	USD	1,315,025	JPMorgan Chase Bank, N.A.	10/5/26	55,186	—
UZS	29,613,121,000	USD	1,839,324	Deutsche Bank AG	10/5/26	494,919	—
UZS	16,312,875,642	USD	1,013,222	Deutsche Bank AG	10/7/26	272,240	—
KZT	6,437,211,000	USD	10,539,846	Deutsche Bank AG	10/15/26	1,278,662	—
USD	2,586,597	UGX	9,544,545,000	Standard Chartered Bank	10/20/26	62,141	—
USD	2,586,598	UGX	9,622,143,000	Standard Chartered Bank	10/21/26	42,256	—
USD	2,586,598	UGX	9,622,143,000	Standard Chartered Bank	10/21/26	42,256	—
KZT	6,374,281,000	USD	10,458,213	Deutsche Bank AG	10/23/26	1,217,338	—
USD	2,586,598	UGX	9,609,210,000	Standard Chartered Bank	10/23/26	46,951	—
KZT	9,745,529,000	USD	16,105,650	Deutsche Bank AG	10/27/26	1,724,013	—
KZT	1,020,044,000	USD	1,867,357	Bank of America, N.A.	11/2/26	—	(4,434)
KZT	3,493,497,299	USD	5,910,843	Deutsche Bank AG	11/3/26	467,528	—
USD	5,173,195	UGX	19,270,153,000	Standard Chartered Bank	11/3/26	94,242	—
USD	1,293,299	UGX	4,817,538,000	Standard Chartered Bank	11/6/26	24,708	—
ZMW	30,455,000	USD	1,254,851	Standard Chartered Bank	11/6/26	236,758	—
USD	2,586,598	UGX	9,660,942,000	Standard Chartered Bank	11/10/26	45,667	—
USD	2,586,597	UGX	9,666,115,000	Standard Chartered Bank	11/10/26	44,307	—
USD	2,586,598	UGX	9,712,674,000	Standard Chartered Bank	11/12/26	33,598	—
USD	1,293,299	UGX	4,927,469,000	Standard Chartered Bank	11/13/26	—	(1,509)
USD	2,586,598	UGX	10,087,731,000	Bank of America, N.A.	11/16/26	—	(61,801)
TRY	1,502,168,188	USD	27,181,402	Standard Chartered Bank	11/19/26	846,023	—
JPY	95,799,780	USD	644,050	Deutsche Bank AG	1/7/27	—	(9,281)
JPY	94,410,945	USD	667,561	Deutsche Bank AG	1/7/27	—	(41,995)
USD	1,265,121	JPY	182,244,054	Standard Chartered Bank	1/7/27	57,573	—
USD	1,223,741	JPY	178,339,671	Standard Chartered Bank	1/7/27	42,064	—
NGN	3,415,450,000	USD	2,128,006	Standard Chartered Bank	1/21/27	80,000	—

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	5,069,399	EUR	4,172,926	State Street Bank and Trust Company	1/25/27	$ 48,635	$ —
UZS	16,830,497,000	USD	938,416	Deutsche Bank AG	10/25/27	311,529	—
UZS	19,470,202,000	USD	1,089,059	Deutsche Bank AG	11/8/27	353,765	—
						$33,372,852	$(28,168,669)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(311)	Short	3/6/26	$ (42,987,543)	$ (4,107)
Euro-Bund	(1,130)	Short	3/6/26	(171,676,665)	435,050
Euro-Buxl	(39)	Short	3/6/26	(5,079,602)	87,792
Japan 10-Year Bond	(3)	Short	3/13/26	(2,551,241)	37,399
U.S. 2-Year Treasury Note	(787)	Short	3/31/26	(164,083,352)	321,309
U.S. 5-Year Treasury Note	(5,323)	Short	3/31/26	(579,832,729)	3,681,079
U.S. 10-Year Treasury Note	(1,858)	Short	3/20/26	(207,776,656)	2,363,012
U.S. Long Treasury Bond	(256)	Short	3/20/26	(29,472,000)	524,760
U.S. Ultra 10-Year Treasury Note	(66)	Short	3/20/26	(7,534,313)	27,622
					$7,473,916
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	42,500	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.97% (pays upon termination)	1/2/31	$ 11,228	$ —	$ 11,228
BRL	46,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.03% (pays upon termination)	1/2/31	33,829	—	33,829
CNY	447,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.58% (pays quarterly)	12/17/30	(154,040)	—	(154,040)
CNY	381,700	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	(119,435)	—	(119,435)
CNY	178,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	(53,915)	—	(53,915)

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	538,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	$ (157,274)	$ —	$ (157,274)
CNY	299,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	(84,285)	—	(84,285)
CNY	122,711	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.60% (pays quarterly)	3/18/31	(29,471)	—	(29,471)
CNY	332,896	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.62% (pays quarterly)	3/18/31	(45,705)	—	(45,705)
CNY	407,311	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	(39,726)	—	(39,726)
CNY	204,182	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	(19,635)	—	(19,635)
CNY	162,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	(14,547)	—	(14,547)
CZK	142,000	Receives	6-month CZK PRIBOR (pays semi-annually)	4.56% (pays annually)	12/20/28	(219,123)	—	(219,123)
CZK	60,598	Pays	6-month CZK PRIBOR (pays semi-annually)	3.94% (pays annually)	9/20/33	38,454	49	38,503
HUF	16,896,454	Pays	6-month HUF BUBOR (pays semi-annually)	6.33% (pays annually)	12/17/30	715,888	—	715,888
HUF	4,575,113	Pays	6-month HUF BUBOR (pays semi-annually)	6.73% (pays annually)	12/17/35	374,881	—	374,881
HUF	4,702,200	Pays	6-month HUF BUBOR (pays semi-annually)	6.73% (pays annually)	12/17/35	390,688	—	390,688
HUF	1,627,210	Pays	6-month HUF BUBOR (pays semi-annually)	6.39% (pays annually)	3/18/36	6,132	—	6,132
HUF	5,385,113	Pays	6-month HUF BUBOR (pays semi-annually)	6.39% (pays annually)	3/18/36	31,241	—	31,241
HUF	10,114,887	Pays	6-month HUF BUBOR (pays semi-annually)	6.40% (pays annually)	3/18/36	66,219	—	66,219
HUF	12,295,985	Pays	6-month HUF BUBOR (pays semi-annually)	6.45% (pays annually)	3/18/36	224,641	—	224,641
HUF	2,899,749	Pays	6-month HUF BUBOR (pays semi-annually)	6.50% (pays annually)	3/18/36	83,630	—	83,630
INR	3,552,000	Receives	1-day INR FBIL MIBOR (pays semi-annually)	6.02% (pays semi-annually)	3/18/31	280,179	—	280,179
KRW	91,530,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	6/18/27	(632,061)	6,162	(625,899)
KRW	148,066,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.34% (pays quarterly)	6/18/27	(1,006,048)	(582)	(1,006,630)
KRW	80,391,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	9/17/27	(696,921)	—	(696,921)

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	56,951,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	9/17/27	$ (487,888)	$ —	$ (487,888)
KRW	40,195,700	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	12/17/27	(147,119)	—	(147,119)
MXN	1,547,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.27% (pays monthly)	12/9/27	419,362	—	419,362
MXN	1,398,100	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.30% (pays monthly)	12/9/27	422,754	—	422,754
MXN	2,460,100	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.93% (pays monthly)	12/15/27	(205,017)	—	(205,017)
MXN	1,578,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.94% (pays monthly)	12/15/27	(127,560)	—	(127,560)
MXN	1,776,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.30% (pays monthly)	12/15/27	530,517	—	530,517
MXN	2,238,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.12% (pays monthly)	1/12/28	209,331	—	209,331
MXN	2,225,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.08% (pays monthly)	1/13/28	116,286	—	116,286
MXN	341,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.04% (pays monthly)	1/14/28	1,977	—	1,977
MXN	1,028,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.32% (pays monthly)	6/6/35	1,347,670	—	1,347,670
PLN	623,550	Receives	6-month PLN WIBOR (pays quarterly)	3.58% (pays annually)	9/16/26	(7,529)	—	(7,529)
PLN	1,332,330	Receives	6-month PLN WIBOR (pays quarterly)	4.36% (pays annually)	9/17/26	(5,629,714)	—	(5,629,714)
PLN	127,530	Receives	6-month PLN WIBOR (pays quarterly)	4.49% (pays annually)	8/12/32	(43,449)	—	(43,449)
PLN	127,530	Pays	6-month PLN WIBOR (pays semi-annually)	4.59% (pays annually)	8/12/32	103,517	—	103,517
PLN	547,340	Receives	6-month PLN WIBOR (pays quarterly)	4.61% (pays annually)	9/9/32	(456,343)	—	(456,343)
PLN	547,340	Pays	6-month PLN WIBOR (pays semi-annually)	4.71% (pays annually)	9/9/32	702,037	—	702,037
PLN	27,835	Receives	6-month PLN WIBOR (pays semi-annually)	4.27% (pays annually)	6/18/35	(210,703)	—	(210,703)
PLN	144,025	Receives	6-month PLN WIBOR (pays semi-annually)	4.34% (pays annually)	6/18/35	(1,327,174)	—	(1,327,174)
PLN	54,770	Receives	6-month PLN WIBOR (pays semi-annually)	4.44% (pays annually)	12/17/35	(264,135)	—	(264,135)
ZAR	573,833	Pays	3-month ZAR JIBAR (pays quarterly)	8.71% (pays quarterly)	6/18/35	3,641,337	—	3,641,337

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
ZAR	769,997	Pays	3-month ZAR JIBAR (pays quarterly)	8.72% (pays quarterly)	6/18/35	$ 4,919,724	$ —	$ 4,919,724
ZAR	764,500	Pays	3-month ZAR JIBAR (pays quarterly)	8.47% (pays quarterly)	9/17/35	4,015,743	—	4,015,743
ZAR	156,574	Pays	3-month ZAR JIBAR (pays quarterly)	8.48% (pays quarterly)	9/17/35	829,400	—	829,400
ZAR	109,216	Pays	3-month ZAR JIBAR (pays quarterly)	8.49% (pays quarterly)	9/17/35	583,387	—	583,387
ZAR	371,265	Pays	3-month ZAR JIBAR (pays quarterly)	8.65% (pays quarterly)	9/17/35	2,240,380	—	2,240,380
ZAR	320,735	Pays	3-month ZAR JIBAR (pays quarterly)	8.76% (pays quarterly)	9/17/35	2,090,732	—	2,090,732
Total						$12,252,347	$5,629	$12,257,976
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate(1)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX Emerging Markets Index (CDX.EM.43.V1)	$50	1.00% (pays quarterly)(2)	6/20/30	$ 260	$ (1,531)	$ (1,271)
Petroleo Brasileiro S.A.	58,143	1.00% (pays quarterly)(2)	12/20/30	994,745	(1,369,297)	(374,552)
Turkey	21,574	1.00% (pays quarterly)(2)	12/20/30	1,066,542	(1,417,522)	(350,980)
Total				$2,061,547	$(2,788,350)	$(726,803)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(3) (000's omitted)	Contract Annual Fixed Rate(1)	Current Market Annual Fixed Rate(4)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Angola	Deutsche Bank AG	$ 3,400	1.00% (pays quarterly)	5.11%	12/20/30	$(548,515)	$ 578,790	$ 30,275
Benin	Barclays Bank PLC	1,000	1.00% (pays quarterly)(2)	1.53	6/20/27	(5,970)	38,115	32,145
Benin	Barclays Bank PLC	1,000	1.00% (pays quarterly)(2)	1.53	6/20/27	(5,970)	37,269	31,299
Benin	Barclays Bank PLC	1,200	1.00% (pays quarterly)(2)	1.65	12/20/27	(12,726)	60,893	48,167
Benin	Citibank, N.A.	958	1.00% (pays quarterly)(2)	1.92	6/20/28	(18,693)	79,011	60,318

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC) (continued)
Reference Entity	Counterparty	Notional Amount(3) (000's omitted)	Contract Annual Fixed Rate(1)	Current Market Annual Fixed Rate(4)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Ivory Coast	Deutsche Bank AG	$ 10,219	1.00% (pays quarterly)(2)	1.38%	6/20/27	$ (40,636)	$ 366,602	$ 325,966
Ivory Coast	Deutsche Bank AG	11,383	1.00% (pays quarterly)(2)	1.38	6/20/27	(45,264)	407,864	362,600
Petroleos Mexicanos	Barclays Bank PLC	5,460	1.00% (pays quarterly)(2)	1.72	12/20/26	(28,137)	72,265	44,128
Petroleos Mexicanos	Barclays Bank PLC	6,698	1.00% (pays quarterly)(2)	1.72	12/20/26	(34,516)	74,814	40,298
Petroleos Mexicanos	Barclays Bank PLC	6,801	1.00% (pays quarterly)(2)	1.95	6/20/27	(79,151)	156,502	77,351
Petroleos Mexicanos	Barclays Bank PLC	9,605	1.00% (pays quarterly)(2)	1.95	6/20/27	(111,785)	189,511	77,726
Petroleos Mexicanos	Deutsche Bank AG	19,854	4.00% (pays monthly)(2)	2.89	7/6/26	166,813	—	166,813
Petroleos Mexicanos	Deutsche Bank AG	8,937	4.20% (pays monthly)(2)	2.89	7/6/26	80,437	—	80,437
Petroleos Mexicanos	Goldman Sachs International	2,532	1.00% (pays quarterly)(2)	1.56	6/20/26	(2,540)	11,885	9,345
Petroleos Mexicanos	Goldman Sachs International	5,000	1.00% (pays quarterly)(2)	1.56	6/20/26	(5,015)	22,540	17,525
Petroleos Mexicanos	Goldman Sachs International	5,548	1.00% (pays quarterly)(2)	1.56	6/20/26	(5,257)	81,043	75,786
Petroleos Mexicanos	Goldman Sachs International	2,536	1.00% (pays quarterly)	1.95	6/20/27	(29,514)	48,276	18,762
Petroleos Mexicanos	Goldman Sachs International	12,807	1.00% (pays quarterly)	1.95	6/20/27	(149,050)	245,448	96,398
Petroleos Mexicanos	JPMorgan Chase Bank, N.A.	4,849	1.00% (pays quarterly)(2)	1.91	6/20/27	(53,725)	103,506	49,781
Total		$119,787				$(929,214)	$2,574,334	$1,645,120
Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate(1)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Ecuador	Barclays Bank PLC	$ 1,080	5.00% (pays quarterly)(2)	12/20/26	$(42,205)	$ 14,470	$ (27,735)
Ivory Coast	Barclays Bank PLC	21,602	1.00% (pays quarterly)(2)	6/20/27	85,899	(516,504)	(430,605)
Total					$43,694	$(502,034)	$(458,340)

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

(1)	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
(3)	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2026, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $119,787,000.
(4)	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Fund Receives	Fund Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	USD	19,034	Total Return on PEN 63,097,000 Government of Peru, 5.40%, 8/12/34 (pays upon termination)	SOFR + 0.70% on Notional Amount (pays upon termination)	4/15/26	$ 265,511
Barclays Bank PLC	USD	20,295	Total Return on PEN 75,537,000 Government of Peru, 5.35%, 8/12/40 (pays upon termination)	SOFR + 0.75% on Notional Amount (pays upon termination)	4/14/26	543,021
Goldman Sachs International	USD	2,836	Total Return on EGP 143,426,940 Egypt Treasury Bills, 0.00%, 3/10/26 (pays upon termination)	SOFR + 0.65% on Notional Amount (pays upon termination)	3/10/26	141,222
Goldman Sachs International	USD	7,669	Total Return on EGP 388,425,000 Egypt Treasury Bills, 0.00%, 3/3/26 (pays upon termination)	SOFR + 0.65% on Notional Amount (pays upon termination)	3/3/26	386,489
Goldman Sachs International	USD	11,187	Total Return on EGP 565,025,000 Egypt Treasury Bills, 0.00%, 3/17/26 (pays upon termination)	SOFR + 0.65% on Notional Amount (pays upon termination)	3/17/26	442,748
Goldman Sachs International	USD	1,270	Total Return on EGP 64,200,000 Egypt Treasury Bills, 0.00%, 3/24/26 (pays upon termination)	SOFR + 0.65% on Notional Amount (pays upon termination)	3/24/26	46,712
Goldman Sachs International	USD	1,471	Total Return on EGP 78,800,000 Egypt Treasury Bills, 0.00%, 6/23/26 (pays upon termination)	SOFR + 0.65% on Notional Amount (pays upon termination)	3/18/26	53,822
ICBC Standard Bank plc	USD	1,154	Total Return on UZS 13,326,000,000 Uzbekistan Treasury Bonds, 15.00%, 1/7/29 (pays upon termination)	Fully Funded[1]	1/7/29	(5,207)

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Total Return Swaps (OTC) (continued)
Counterparty	Notional Amount (000's omitted)		Fund Receives	Fund Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
ICBC Standard Bank plc	USD	1,600	Total Return on UZS 18,348,000,000 Uzbekistan Treasury Bonds, 15.00%, 1/7/29 (pays upon termination)	Fully Funded[1]	1/7/29	$ (3,293)
Standard Chartered Bank	USD	4,832	Total Return on EGP 256,550,000 Egypt Treasury Bills, 0.00%, 7/14/26 (pays upon termination)	SOFR + 0.75% on Notional Amount (pays upon termination)	4/13/26	80,152
Standard Chartered Bank	USD	14,198	Total Return on EGP 717,175,000 Egypt Treasury Bills, 0.00%, 3/17/26 (pays upon termination)	SOFR + 0.75% on Notional Amount (pays upon termination)	3/17/26	561,261
						$2,512,438
[1]	The Fund enters into fully funded total return swap agreements. Under these arrangements, the Fund does not make periodic payments to the counterparty.
Cross-Currency Swaps (OTC)
Counterparty	Fund Receives	Fund Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	3-month PLN WIBOR + 0.63% on PLN 269,371,379 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount(2)	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount(2)	6/11/26/ 6/13/29	$464,345
				$464,345
(1)	Effective date represents the date on which the Fund and counterparty exchange the currencies and begin interest payment accrual.
(2)	The Fund pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.
Abbreviations:
BUBOR	– Budapest Interbank Offered Rate
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
JIBAR	– Johannesburg Interbank Average Rate
MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
WIBOR	– Warsaw Interbank Offered Rate

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
BAM	– Bosnia-Herzegovina Convertible Mark
BRL	– Brazilian Real
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
CZK	– Czech Koruna
EGP	– Egyptian Pound
EUR	– Euro
GHS	– Ghanaian Cedi
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
JPY	– Japanese Yen
KRW	– South Korean Won
KZT	– Kazakhstani Tenge
LKR	– Sri Lankan Rupee
MNT	– Mongolia Tughrik

MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RSD	– Serbian Dinar
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
TZS	– Tanzanian Schilling
UGX	– Ugandan Shilling
USD	– United States Dollar
UZS	– Uzbekistani Som
VND	– Viet Nam Dong
ZAR	– South African Rand
ZMW	– Zambian Kwacha

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Statement of Assets and Liabilities (Unaudited)

January 31, 2026
Assets
Unaffiliated investments, at value (identified cost $3,740,632,764)	$3,980,295,831
Affiliated investments, at value (identified cost $425,114,798)	425,114,798
Deposits for derivatives collateral:
Futures contracts	16,295,027
Centrally cleared derivatives	81,435,951
OTC derivatives	14,153,000
Foreign currency, at value (identified cost $68,511,607)	68,966,428
Interest receivable	91,608,257
Dividends receivable from affiliated investments	984,066
Receivable for investments sold	69,140,409
Receivable for Fund shares sold	15,846,311
Receivable for variation margin on open futures contracts	456,246
Receivable for variation margin on open centrally cleared derivatives	2,749,713
Receivable for open forward foreign currency exchange contracts	33,372,852
Receivable for open swap contracts	4,630,403
Upfront payments on open OTC swap contracts	516,504
Tax reclaims receivable	1,780
Directors' deferred compensation plan	33,713
Total assets	$4,805,601,289
Liabilities
Cash collateral due to brokers	$11,049,000
Payable for reverse repurchase agreements, including accrued interest of $26,396	22,088,896
Written options outstanding, at value (premiums received $6,944,633)	5,237,331
Payable for investments purchased	55,178,226
Payable for when-issued securities	26,334,462
Payable for Fund shares redeemed	1,383,224
Payable for open forward foreign currency exchange contracts	28,168,669
Payable for open swap contracts	466,840
Payable for closed swap contracts	3,443,035
Upfront receipts on open OTC swap contracts	2,588,804
Due to custodian	10,088,578
Payable to affiliates:
Investment adviser and administration fee	2,246,377
Distribution and service fees	42,540
Sub-transfer agency fee	4,024
Directors' deferred compensation plan	33,713
Accrued foreign capital gains taxes	1,654,239
Accrued expenses	1,395,184
Total liabilities	$171,403,142
Net Assets	$4,634,198,147
Sources of Net Assets
Common shares, $0.001 par value, 1,000,000,000 shares authorized (see Note 7), 544,000,758 shares issued and outstanding	$544,001
Additional paid-in capital	4,383,152,640
Distributable earnings	250,501,506
Net Assets	$4,634,198,147
Class A Shares
Net Assets	$215,739,500
Shares Outstanding	25,377,560
Net Asset Value and Redemption Price Per Share (net assets ÷ shares outstanding)	$8.50
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$8.79

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Statement of Assets and Liabilities (Unaudited) — continued

January 31, 2026
Class I Shares
Net Assets	$3,720,463,411
Shares Outstanding	436,561,090
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares outstanding)	$8.52
Class R6 Shares
Net Assets	$697,995,236
Shares Outstanding	82,062,108
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares outstanding)	$8.51
On sales of $100,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Statement of Operations (Unaudited)

Six Months Ended
January 31, 2026
Investment Income
Dividend income from affiliated investments	$4,566,928
Interest income (net of foreign taxes withheld of $7,989,162)	201,010,608
Other income	4,606,454
Total investment income	$210,183,990
Expenses
Investment adviser and administration fee	$12,316,676
Distribution and service fees:
Class A	216,912
Directors’ fees and expenses	54,650
Custodian fee	970,166
Transfer and dividend disbursing agent fees	1,395,352
Legal and accounting services	207,740
Printing and postage	54,768
Registration fees	183,636
Interest expense and fees	2,781,471
Miscellaneous	79,974
Total expenses	$18,261,345
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$164,697
Total expense reductions	$164,697
Net expenses	$18,096,648
Net investment income	$192,087,342
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $36,059)	$70,825,112
Written options	1,805,915
Futures contracts	(16,348,754)
Swap contracts	20,564,990
Foreign currency transactions	4,071,311
Forward foreign currency exchange contracts	(31,514,932)
Non-deliverable bond forward contracts	(2,497,832)
Net realized gain	$46,905,810
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $1,644,972)	$184,090,642
Written options	1,632,862
Forward volatility agreements	3,818
Futures contracts	11,619,977
Swap contracts	11,741,570
Foreign currency	440,040
Forward foreign currency exchange contracts	3,467,023
Non-deliverable bond forward contracts	(1,399,022)
Net change in unrealized appreciation (depreciation)	$211,596,910
Net realized and unrealized gain	$258,502,720
Net increase in net assets from operations	$450,590,062

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Statements of Changes in Net Assets

	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$192,087,342	$285,195,887
Net realized gain	46,905,810	25,727,118
Net change in unrealized appreciation (depreciation)	211,596,910	61,389,168
Net increase in net assets from operations	$450,590,062	$372,312,173
Distributions to shareholders:
Class A	$(12,218,485)	$(9,630,788)
Class I	(229,153,985)	(200,031,931)
Class R6	(48,902,248)	(37,609,226)
Total distributions to shareholders	$(290,274,718)	$(247,271,945)
Transactions in common shares:
Class A	$58,486,783	$57,208,363
Class I	738,360,705	826,300,022
Class R6	50,787,623	259,771,240
Net increase in net assets from Fund share transactions	$847,635,111	$1,143,279,625
Net increase in net assets	$1,007,950,455	$1,268,319,853
Net Assets
At beginning of period	$3,626,247,692	$2,357,927,839
At end of period	$4,634,198,147	$3,626,247,692

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Financial Highlights

	Class A
	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.17	$7.80	$7.57	$7.06	$8.85	$8.66
Income (Loss) From Operations
Net investment income(1)	$0.38	$0.77	$0.61	$0.61	$0.54	$0.54
Net realized and unrealized gain (loss)	0.52	0.25	0.27	0.56	(1.68)	0.30
Total income (loss) from operations	$0.90	$1.02	$0.88	$1.17	$(1.14)	$0.84
Less Distributions
From net investment income	$(0.51)	$(0.65)	$(0.41)	$(0.47)	$(0.48)	$(0.55)
From net realized gain	(0.06)	—	—	—	(0.04)	(0.01)
Tax return of capital	—	—	(0.24)	(0.19)	(0.13)	(0.09)
Total distributions	$(0.57)	$(0.65)	$(0.65)	$(0.66)	$(0.65)	$(0.65)
Net asset value — End of period	$8.50	$8.17	$7.80	$7.57	$7.06	$8.85
Total Return(2)	11.45%(3)	13.51%	12.42%	17.25%	(13.54)%	9.90%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$215,740	$150,383	$88,269	$67,670	$49,974	$55,838
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.14%(5)(6)	1.07%(6)	1.16%(6)	1.12%	1.10%	1.11%
Net expenses	1.13%(5)(6)(7)	1.06%(6)(7)	1.15%(6)(7)	1.11%(7)	1.10%(7)	1.11%
Net investment income	9.12%(5)	9.59%	8.02%	8.29%	6.63%	6.03%
Portfolio Turnover	54%(3)	106%	173%	104%	84%	87%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.14%, 0.02% and 0.09% of average daily net assets for the six months ended January 31, 2026 and the years ended July 31, 2025 and 2024, respectively.
(7)	Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01%, 0.01%, 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended January 31, 2026 and the years ended July 31, 2025, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Financial Highlights — continued

	Class I
	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.19	$7.82	$7.59	$7.08	$8.87	$8.69
Income (Loss) From Operations
Net investment income(1)	$0.40	$0.79	$0.64	$0.63	$0.56	$0.57
Net realized and unrealized gain (loss)	0.51	0.26	0.27	0.56	(1.67)	0.29
Total income (loss) from operations	$0.91	$1.05	$0.91	$1.19	$(1.11)	$0.86
Less Distributions
From net investment income	$(0.52)	$(0.68)	$(0.43)	$(0.48)	$(0.50)	$(0.57)
From net realized gain	(0.06)	—	—	—	(0.04)	(0.01)
Tax return of capital	—	—	(0.25)	(0.20)	(0.14)	(0.10)
Total distributions	$(0.58)	$(0.68)	$(0.68)	$(0.68)	$(0.68)	$(0.68)
Net asset value — End of period	$8.52	$8.19	$7.82	$7.59	$7.08	$8.87
Total Return(2)	11.60%(3)	13.78%	12.70%	17.52%	(13.27)%	10.05%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,720,463	$2,855,884	$1,929,763	$1,201,270	$690,681	$828,507
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.89%(5)(6)	0.82%(6)	0.92%(6)	0.87%	0.85%	0.86%
Net expenses	0.88%(5)(6)(7)	0.81%(6)(7)	0.91%(6)(7)	0.86%(7)	0.85%(7)	0.86%
Net investment income	9.36%(5)	9.90%	8.31%	8.54%	6.84%	6.27%
Portfolio Turnover	54%(3)	106%	173%	104%	84%	87%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.14%, 0.02% and 0.09% of average daily net assets for the six months ended January 31, 2026 and the years ended July 31, 2025 and 2024, respectively.
(7)	Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01%, 0.01%, 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended January 31, 2026 and the years ended July 31, 2025, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Financial Highlights — continued

	Class R6
	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.18	$7.81	$7.57	$7.06	$8.84	$8.66
Income (Loss) From Operations
Net investment income(1)	$0.40	$0.79	$0.64	$0.64	$0.57	$0.57
Net realized and unrealized gain (loss)	0.51	0.26	0.28	0.55	(1.67)	0.29
Total income (loss) from operations	$0.91	$1.05	$0.92	$1.19	$(1.10)	$0.86
Less Distributions
From net investment income	$(0.52)	$(0.68)	$(0.43)	$(0.48)	$(0.50)	$(0.57)
From net realized gain	(0.06)	—	—	—	(0.04)	(0.01)
Tax return of capital	—	—	(0.25)	(0.20)	(0.14)	(0.10)
Total distributions	$(0.58)	$(0.68)	$(0.68)	$(0.68)	$(0.68)	$(0.68)
Net asset value — End of period	$8.51	$8.18	$7.81	$7.57	$7.06	$8.84
Total Return(2)	11.65%(3)	13.85%	12.76%	17.60%	(13.28)%	10.23%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$697,995	$619,980	$339,896	$201,284	$199,679	$281,359
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.81%(5)(6)	0.74%(6)	0.83%(6)	0.79%	0.78%	0.81%
Net expenses	0.80%(5)(6)(7)	0.73%(6)(7)	0.82%(6)(7)	0.78%(7)	0.78%(7)	0.81%
Net investment income	9.43%(5)	9.91%	8.40%	8.69%	6.91%	6.34%
Portfolio Turnover	54%(3)	106%	173%	104%	84%	87%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.14%, 0.02% and 0.09% of average daily net assets for the six months ended January 31, 2026 and the years ended July 31, 2025 and 2024, respectively.
(7)	Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01%, 0.01%, 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended January 31, 2026 and the years ended July 31, 2025, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Emerging Markets Debt Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Series Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Directors have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities,

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Notes to Financial Statements (Unaudited) — continued

quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.
D  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of January 31, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At January 31, 2026, the Fund had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—The Corporation’s Articles of Incorporation provide that no Director or officer of the Corporation shall be liable, to the fullest extent permitted by Maryland law and the 1940 Act, to the Corporation or to its shareholders for money damages. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts—The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Fund and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP)

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Notes to Financial Statements (Unaudited) — continued

rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Fund may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter risk that the issuer or counterparty will fail to perform its contractual obligations.
L  Written Options—Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
M  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
N  Cross-Currency Swaps—Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
O  Credit Default Swaps—When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Notes to Financial Statements (Unaudited) — continued

realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 8 and 11. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
P  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. Certain total return swap agreements are structured as fully funded swaps. Under these arrangements, the Fund makes an upfront payment at inception and does not make or receive periodic payments during the term of the swap. For fully funded total return swaps, realized gains and losses are recognized upon termination or settlement of the agreement. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
Q  Forward Volatility Agreements—Forward volatility agreements are transactions in which two parties agree to the purchase or sale of an option straddle on an underlying exchange rate at the expiration of the agreement. The strike volatility rate is determined at the trade date. At expiration, the amount settled is determined based on the Black Scholes formula, the then current spot exchange rate, interest rates, and the agreed upon implied volatility, and is recorded as a realized gain or loss. Changes in the value of the forward volatility agreement prior to the expiration date are recorded as unrealized gains or losses. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying exchange rate.
R  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
S  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Fund agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Fund may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Fund retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Fund may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Fund segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Fund may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Fund may be delayed or the Fund may incur a loss equal to the amount by which the value of the security transferred by the Fund exceeds the repurchase price payable by the Fund.
T  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
U  Interim Financial Statements—The interim financial statements relating to January 31, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts and reverse repurchase agreements, of the Fund at January 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$4,147,500,944
Gross unrealized appreciation	$341,684,157
Gross unrealized depreciation	(76,613,785)
Net unrealized appreciation	$265,070,372
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1.0 billion	0.625%
$1.0 billion but less than $2.5 billion	0.600%
$2.5 billion but less than $5.0 billion	0.580%
$5.0 billion and over	0.565%
For the six months ended January 31, 2026, the investment adviser and administration fee amounted to $12,316,676 or 0.60% (annualized) of the Fund’s average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended January 31, 2026, the investment adviser and administration fee paid was reduced by $164,697 relating to the Fund’s investment in the Liquidity Fund.
Pursuant to an investment sub-advisory agreement effective December 31, 2024, EVM has delegated a portion of the investment management of the Fund to Morgan Stanley Investment Management Limited ("MSIM Ltd."), a wholly-owned subsidiary of Morgan Stanley. EVM pays MSIM Ltd. a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended January 31, 2026, EVM earned $6,116 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $6,948 as its portion of the sales charge on sales of Class A shares for the six months ended January 31, 2026. EVD also received distribution and service fees from Class A shares (see Note 4) and contingent deferred sales charges (see Note 5).
Directors and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Directors of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Directors Deferred Compensation Plan. Certain officers and Directors of the Fund are officers of EVM.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Notes to Financial Statements (Unaudited) — continued

4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2026 amounted to $216,912 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
Class A shares may be subject to a 0.75% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended January 31, 2026, the Fund was informed that EVD received less than $100 of CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including principal repayments on loans, aggregated $1,911,797,553 and $1,843,159,202, respectively, for the six months ended January 31, 2026.
7  Common Shares
The Corporation's Articles of Incorporation permit the Directors to issue one billion full and fractional common shares of the Fund ($0.001 par value per share). The Corporation’s authorized shares are subdivided into 300 million shares for each of Class A, Class I and Class R6 and 100 million shares for Class C, which has not commenced operations. Transactions in Fund shares were as follows:
	Six Months Ended January 31, 2026 (Unaudited)		Year Ended July 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	9,191,367	$ 77,042,838	12,114,044	$ 97,216,017
Issued to shareholders electing to receive payments of distributions in Fund shares	1,457,651	12,155,495	1,199,885	9,589,749
Redemptions	(3,677,589)	(30,711,550)	(6,219,882)	(49,597,403)
Net increase	6,971,429	$ 58,486,783	7,094,047	$ 57,208,363
Class I
Sales	124,591,002	$1,046,866,829	215,086,364	$1,730,363,723
Issued to shareholders electing to receive payments of distributions in Fund shares	26,716,276	223,313,810	24,169,246	193,626,916
Redemptions	(63,358,471)	(531,819,934)	(137,263,966)	(1,097,690,617)
Net increase	87,948,807	$ 738,360,705	101,991,644	$ 826,300,022
Class R6
Sales	15,435,067	$ 129,565,411	31,786,272	$ 255,435,512
Issued to shareholders electing to receive payments of distributions in Fund shares	5,831,943	48,634,564	4,678,670	37,422,366
Redemptions	(15,039,021)	(127,412,352)	(4,173,268)	(33,086,638)
Net increase	6,227,989	$ 50,787,623	32,291,674	$ 259,771,240

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Notes to Financial Statements (Unaudited) — continued

At January 31, 2026, Eaton Vance Strategic Income Fund and donor advised funds (established and maintained by a public charity) managed by EVM owned in the aggregate 11.4% of the value of the outstanding shares of the Fund.
8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts, forward volatility agreements and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at January 31, 2026 is included in the Portfolio of Investments. At January 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swaps to enhance total return and/or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts, currency options, forward volatility agreements and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Fund utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At January 31, 2026, the fair value of derivatives with credit-related contingent features in a net liability position was $34,633,169. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $26,208,567 at January 31, 2026.
The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at January 31, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 12) at January 31, 2026.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2026 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$ —	$3,885,499	$ —	$3,885,499
Distributable earnings(1)	2,061,547	15,596,475	31,909,187	49,567,209
Receivable for open forward foreign currency exchange contracts	—	33,372,852	—	33,372,852
Receivable/Payable for open swap contracts; Upfront payments/receipts on open OTC swap contracts	333,149	—	2,985,283	3,318,432
Total Asset Derivatives	$2,394,696	$52,854,826	$34,894,470	$90,143,992
Derivatives not subject to master netting or similar agreements	$2,061,547	$15,596,475	$31,909,187	$49,567,209
Total Asset Derivatives subject to master netting or similar agreements	$333,149	$37,258,351	$2,985,283	$40,576,783
Written options outstanding, at value	$ —	$(5,237,331)	$ —	$(5,237,331)
Distributable earnings(1)	—	(9,508,792)	(12,182,924)	(21,691,716)
Payable for open forward foreign currency exchange contracts	—	(28,168,669)	—	(28,168,669)
Payable/Receivable for open swap contracts; Upfront payments/receipts on open OTC swap contracts	(1,218,669)	—	(8,500)	(1,227,169)
Total Liability Derivatives	$(1,218,669)	$(42,914,792)	$(12,191,424)	$(56,324,885)
Derivatives not subject to master netting or similar agreements	$ —	$(9,508,792)	$(12,182,924)	$(21,691,716)
Total Liability Derivatives subject to master netting or similar agreements	$(1,218,669)	$(33,406,000)	$(8,500)	$(34,633,169)
(1)	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Fund's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of January 31, 2026.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Bank of America, N.A.	$818,226	$(66,235)	$(751,991)	$ —	$ —	$ —
Barclays Bank PLC	5,254,994	(5,254,994)	—	—	—	—
BNP Paribas	838,204	(624,076)	—	(214,128)	—	400,000
Citibank, N.A.	736,665	(736,665)	—	—	—	—
Credit Agricole Corporate and Investment Bank	1,579,796	—	—	(1,579,796)	—	1,850,000
Deutsche Bank AG	14,581,619	(5,352,754)	—	(8,799,000)	429,865	8,799,000
Goldman Sachs International	2,968,625	(2,968,625)	—	—	—	—
ICBC Standard Bank plc	246,518	(246,518)	—	—	—	—
JPMorgan Chase Bank, N.A.	2,200,798	(937,709)	(808,191)	—	454,898	—
Standard Chartered Bank	10,748,337	(5,283,050)	—	—	5,465,287	—

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
State Street Bank and Trust Company	$421,036	$ —	$(352,855)	$ —	$68,181	$ —
UBS AG	181,965	(181,965)	—	—	—	—
	$40,576,783	$(21,652,591)	$(1,913,037)	$(10,592,924)	$6,418,231	$11,049,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Bank of America, N.A.	$(66,235)	$66,235	$ —	$ —	$ —	$ —
Barclays Bank PLC	(11,075,479)	5,254,994	3,873,045	1,947,440	—	3,104,000
BNP Paribas	(624,076)	624,076	—	—	—	—
Citibank, N.A.	(946,701)	736,665	210,036	—	—	—
Deutsche Bank AG	(5,352,754)	5,352,754	—	—	—	—
Goldman Sachs International	(5,305,678)	2,968,625	2,337,053	—	—	—
HSBC Bank USA, N.A.	(48,765)	—	—	—	(48,765)	—
ICBC Standard Bank plc	(374,279)	246,518	—	—	(127,761)	—
JPMorgan Chase Bank, N.A.	(937,709)	937,709	—	—	—	—
Societe Generale	(216,236)	—	—	—	(216,236)	—
Standard Chartered Bank	(5,283,050)	5,283,050	—	—	—	—
UBS AG	(4,402,207)	181,965	4,220,242	—	—	—
	$(34,633,169)	$21,652,591	$10,640,376	$1,947,440	$(392,762)	$3,104,000
Total — Deposits for derivatives collateral — OTC derivatives						$14,153,000
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
Information with respect to reverse repurchase agreements at January 31, 2026 is included at Note 10.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended January 31, 2026 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions(1)	$ —	$(1,846,732)	$ —	$(1,846,732)
Written options	—	1,805,915	—	1,805,915
Futures contracts	—	—	(16,348,754)	(16,348,754)
Swap contracts	(905,831)	—	21,470,821	20,564,990
Forward foreign currency exchange contracts	—	(31,514,932)	—	(31,514,932)
Non-deliverable bond forward contracts	—	—	(2,497,832)	(2,497,832)
Total	$(905,831)	$(31,555,749)	$2,624,235	$(29,837,345)
Change in unrealized appreciation (depreciation):
Investments(1)	$ —	$(1,138,505)	$ —	$(1,138,505)
Written options	—	1,632,862	—	1,632,862
Forward volatility agreements	—	3,818	—	3,818
Futures contracts	—	—	11,619,977	11,619,977
Swap contracts	484,027	—	11,257,543	11,741,570
Forward foreign currency exchange contracts	—	3,467,023	—	3,467,023
Non-deliverable bond forward contracts	—	—	(1,399,022)	(1,399,022)
Total	$484,027	$3,965,198	$21,478,498	$25,927,723
(1)	Relates to purchased options.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended January 31, 2026, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts[1]	Forward Volatility Agreements	Non-Deliverable Bond Forward Contracts
$301,000	$1,232,377,000	$3,623,085,000	$49,270,000	$157,432,000
Swap Contracts
$2,763,360,000
[1]	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the six months ended January 31, 2026, which are indicative of the volume of these derivative types, were approximately $624,358,000 and $516,488,000, respectively.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Notes to Financial Statements (Unaudited) — continued

9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended January 31, 2026.
10  Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of January 31, 2026 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
Barclays Bank PLC	1/12/26	On Demand(1)	3.90%	$9,350,000	$ 9,369,245
Barclays Bank PLC	1/26/26	On Demand(1)	4.05	12,712,500	12,719,651
Total				$22,062,500	$22,088,896
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At January 31, 2026, the type of securities pledged as collateral for all open reverse repurchase agreements was Sovereign Government Bonds.
For the six months ended January 31, 2026, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $86,033,000 and 6.28%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at January 31, 2026. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 12) at January 31, 2026.
Reverse repurchase agreements entered into by the Fund are subject to Master Repurchase Agreements (MRA), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.
The following table presents the Fund’s reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Fund as of January 31, 2026.
Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount(b)
Barclays Bank PLC	$(22,088,896)	$ —	$22,088,896	$ —	$ —
	$(22,088,896)	$ —	$22,088,896	$ —	$ —
*	Including accrued interest.
(a)	In some instances, the total collateral pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount payable to the counterparty in the event of default.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Notes to Financial Statements (Unaudited) — continued

11  Affiliated Investments
At January 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $425,114,798, which represents 9.2% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended January 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$223,375,954	$1,402,874,962	$(1,201,136,118)	$ —	$ —	$425,114,798	$4,566,928	425,114,798
12  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2026, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks	$ —	$ 108,563	$ —	$ 108,563
Convertible Bonds	—	14,550,438	—	14,550,438
Credit Linked Notes	—	104,925,685	—	104,925,685
Foreign Corporate Bonds	—	988,457,958	0	988,457,958
Loan Participation Notes	—	—	8,107,482	8,107,482
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	93,344,851	—	93,344,851
Sovereign Government Bonds	—	2,263,067,283	—	2,263,067,283
Sovereign Loans	—	76,529,092	—	76,529,092
Short-Term Investments:
Affiliated Fund	425,114,798	—	—	425,114,798
Sovereign Government Securities	—	399,681,376	—	399,681,376
U.S. Treasury Obligations	—	27,637,604	—	27,637,604
Purchased Currency Options	—	3,885,499	—	3,885,499
Total Investments	$425,114,798	$3,972,188,349	$8,107,482	$4,405,410,629
Forward Foreign Currency Exchange Contracts	$ —	$ 48,969,327	$ —	$ 48,969,327
Futures Contracts	7,478,023	—	—	7,478,023
Swap Contracts	—	29,811,143	—	29,811,143
Total	$432,592,821	$4,050,968,819	$8,107,482	$4,491,669,122

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2026
Notes to Financial Statements (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Written Currency Options	$ —	$ (5,237,331)	$ —	$ (5,237,331)
Forward Foreign Currency Exchange Contracts	—	(37,677,461)	—	(37,677,461)
Futures Contracts	(4,107)	—	—	(4,107)
Swap Contracts	—	(13,405,986)	—	(13,405,986)
Total	$ (4,107)	$ (56,320,778)	$ —	$ (56,324,885)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended January 31, 2026 is not presented.
13  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

EADOX-NCSR    1.31.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Corporation’s Board of Directors since the Corporation last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Fund, Inc.

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:  March 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:  March 24, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:  March 24, 2026